UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2023

Capital Preservation Fund
Investor Class (CPFXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2023
Yields
7-Day Current Yield	4.93%
7-Day Effective Yield	5.05%

Portfolio at a Glance
Weighted Average Maturity	52 days
Weighted Average Life	92 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	50%
31-90 days	26%
91-180 days	23%
More than 180 days	1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.60	$2.43	0.48%
Hypothetical
Investor Class	$1,000	$1,022.60	$2.43	0.48%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
TREASURY BILLS(1) — 89.6%
U.S. Treasury Bills, 5.36%, 10/3/23	$130,500,000	$130,480,825
U.S. Treasury Bills, 5.33%, 10/10/23	105,100,000	104,977,146
U.S. Treasury Bills, 5.32%, 10/12/23	105,000,000	104,846,819
U.S. Treasury Bills, 5.31%, 10/17/23	138,645,000	138,342,278
U.S. Treasury Bills, 5.32%, 10/19/23	135,000,000	134,665,313
U.S. Treasury Bills, 5.34%, 10/24/23	98,000,000	97,684,386
U.S. Treasury Bills, 5.34%, 10/26/23	150,000,000	149,181,616
U.S. Treasury Bills, 5.30%, 10/31/23	80,000,000	79,663,278
U.S. Treasury Bills, 5.35%, 11/2/23	103,500,000	103,029,420
U.S. Treasury Bills, 5.32%, 11/7/23	50,000,000	49,737,500
U.S. Treasury Bills, 5.35%, 11/9/23	44,775,000	44,525,567
U.S. Treasury Bills, 5.37%, 11/14/23	40,100,000	39,846,385
U.S. Treasury Bills, 5.25%, 11/16/23	94,000,000	93,391,225
U.S. Treasury Bills, 5.34%, 11/21/23	35,000,000	34,743,819
U.S. Treasury Bills, 5.44%, 11/28/23	50,000,000	49,585,444
U.S. Treasury Bills, 5.41%, 11/30/23	10,000,000	9,912,483
U.S. Treasury Bills, 5.39%, 12/7/23	25,000,000	24,756,396
U.S. Treasury Bills, 5.27%, 12/14/23	8,750,000	8,657,821
U.S. Treasury Bills, 5.31%, 12/21/23	13,250,000	13,095,908
U.S. Treasury Bills, 5.37%, 12/28/23	90,000,000	88,847,673
U.S. Treasury Bills, 5.33%, 1/4/24	75,000,000	73,969,917
U.S. Treasury Bills, 5.41%, 1/9/24	55,000,000	54,193,081
U.S. Treasury Bills, 5.34%, 1/11/24	38,806,700	38,232,932
U.S. Treasury Bills, 5.41%, 1/16/24	44,745,000	44,042,429
U.S. Treasury Bills, 5.41%, 1/23/24	100,000,000	98,323,833
U.S. Treasury Bills, 5.51%, 1/30/24	80,000,000	78,586,545
U.S. Treasury Bills, 5.42%, 2/29/24	45,000,000	43,996,875
U.S. Treasury Bills, 5.37%, 3/7/24	80,000,000	78,150,889
U.S. Treasury Bills, 5.37%, 3/14/24	35,000,000	34,154,912
U.S. Treasury Bills, 5.37%, 3/21/24	35,000,000	34,118,875
U.S. Treasury Bills, 4.61%, 4/18/24	25,000,000	24,372,321
TOTAL TREASURY BILLS		2,102,113,911
TREASURY NOTES(1) — 15.6%
U.S. Treasury Notes, VRN, 5.44%, (3-month USBMMY plus 0.04%), 10/31/23	100,000,000	100,000,318
U.S. Treasury Notes, VRN, 5.39%, (3-month USBMMY minus 0.02%), 1/31/24	100,000,000	100,004,324
U.S. Treasury Notes, VRN, 5.44%, (3-month USBMMY plus 0.04%), 7/31/24	50,000,000	49,983,243
U.S. Treasury Notes, VRN, 5.57%, (3-month USBMMY plus 0.17%), 4/30/25	70,000,000	70,069,698
U.S. Treasury Notes, VRN, 5.53%, (3-month USBMMY plus 0.13%), 7/31/25	45,000,000	44,954,635
TOTAL TREASURY NOTES		365,012,218
TOTAL INVESTMENT SECURITIES — 105.2%		2,467,126,129
OTHER ASSETS AND LIABILITIES — (5.2)%		(122,621,882)
TOTAL NET ASSETS — 100.0%		$2,344,504,247

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$2,467,126,129
Receivable for capital shares sold	3,893,573
Interest receivable	3,419,806
2,474,439,508

Liabilities
Disbursements in excess of demand deposit cash	77,607
Payable for investments purchased	128,171,989
Payable for capital shares redeemed	787,515
Accrued management fees	898,150
129,935,261

Net Assets	$2,344,504,247

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	2,344,470,647

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$2,344,509,514
Distributable earnings (loss)	(5,267)
$2,344,504,247

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$59,192,891

Expenses:
Management fees	5,417,995
Trustees' fees and expenses	90,549
Other expenses	644
5,509,188

Net investment income (loss)	53,683,703

Net realized gain (loss) on investment transactions	(121,478)

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,562,225

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$53,683,703	$47,499,026
Net realized gain (loss)	(121,478)	38,296
Net increase (decrease) in net assets resulting from operations	53,562,225	47,537,322

Distributions to Shareholders
From earnings	(53,683,703)	(47,388,215)

Capital Share Transactions
Proceeds from shares sold	452,500,589	931,594,532
Proceeds from reinvestment of distributions	52,991,283	47,388,215
Payments for shares redeemed	(458,046,931)	(877,569,115)
Net increase (decrease) in net assets from capital share transactions	47,444,941	101,413,632

Net increase (decrease) in net assets	47,323,463	101,562,739

Net Assets
Beginning of period	2,297,180,784	2,195,618,045
End of period	$2,344,504,247	$2,297,180,784

Transactions in Shares of the Fund
Sold	452,500,589	931,594,532
Issued in reinvestment of distributions	52,991,283	47,388,215
Redeemed	(458,046,931)	(877,569,115)
Net increase (decrease) in shares of the fund	47,444,941	101,413,632

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Capital Preservation Fund (the fund) is one fund in a series issued by the trust. The fund is a money market fund and its investment objective is to seek maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. The fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended September 30, 2023 was 0.47%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.36%	0.48%(4)	0.48%(4)	4.69%(4)	4.69%(4)	$2,344,504
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.15%	0.48%	0.48%	2.15%	2.15%	$2,297,181
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.08%	0.48%	0.01%	(0.39)%	$2,195,618
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.21%	0.48%	0.01%	(0.26)%	$2,286,880
2020	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.49%	0.48%	0.48%	1.48%	1.48%	$2,174,827
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.63%	0.48%	0.48%	1.62%	1.62%	$2,091,234

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2023 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, and five-year periods and below its peer group median for the ten-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund's peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Portfolio Holdings Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90808 2311

Semiannual Report

September 30, 2023

Ginnie Mae Fund
Investor Class (BGNMX)
I Class (AGMHX)
A Class (BGNAX)
C Class (BGNCX)
R Class (AGMWX)
R5 Class (AGMNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities (all GNMAs)	100.1%
U.S. Government Agency Collateralized Mortgage Obligations (all GNMAs)	2.8%
Short-Term Investments	1.0%
Other Assets and Liabilities	(3.9%)
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$948.30	$2.68	0.55%
I Class	$1,000	$949.90	$2.19	0.45%
A Class	$1,000	$947.10	$3.89	0.80%
C Class	$1,000	$943.50	$7.53	1.55%
R Class	$1,000	$946.90	$5.11	1.05%
R5 Class	$1,000	$949.20	$1.71	0.35%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
I Class	$1,000	$1,022.75	$2.28	0.45%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%
R5 Class	$1,000	$1,023.25	$1.77	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 100.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.5%
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	$1,432,032	$1,384,383
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	964,623	928,525
GNMA, VRN, 3.875%, (1-year H15T1Y plus 1.50%), 4/20/38	1,660,634	1,631,707
GNMA, VRN, 3.50%, (1-year H15T1Y plus 1.50%), 3/20/48 to 8/20/49	2,339,149	2,278,822
		6,223,437
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.6%
GNMA, 7.50%, 12/20/23 to 2/20/31	36,089	36,817
GNMA, 8.00%, 2/15/24 to 7/20/30	72,590	72,655
GNMA, 6.50%, 4/20/24 to 11/15/38	964,277	987,927
GNMA, 8.50%, 7/20/24 to 12/15/30	34,472	36,082
GNMA, 9.00%, 12/15/24	507	506
GNMA, 9.50%, 1/20/25 to 7/20/25	4,855	4,844
GNMA, 9.25%, 3/15/25	7,481	7,473
GNMA, 7.00%, 12/20/25 to 12/20/29	138,467	141,106
GNMA, 6.00%, 2/20/26 to 2/20/39	7,184,503	7,330,693
GNMA, 8.75%, 7/15/27	15,451	15,431
GNMA, 5.50%, 4/15/33 to 4/20/53	13,214,520	12,958,045
GNMA, 4.50%, 7/15/33 to 9/20/52	31,960,024	29,922,358
GNMA, 4.00%, 12/20/39 to 4/20/52	34,068,043	30,993,973
GNMA, 5.00%, 6/20/40 to 3/20/53	23,461,078	22,468,112
GNMA, 3.50%, 12/20/41 to 3/20/52	54,609,143	48,455,850
GNMA, 3.00%, 2/20/43 to 9/20/51	84,872,123	72,240,221
GNMA, 2.50%, 7/20/46 to 11/20/52	109,530,797	89,775,409
GNMA, 2.00%, 10/20/50 to 11/20/51	101,977,535	79,975,767
GNMA, 3.50%, 2/20/52(1)	11,089,485	9,722,866
GNMA, 6.00%, TBA	13,039,000	12,920,834
GNMA, 6.50%, TBA	4,483,000	4,508,567
		422,575,536
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $486,370,561)		428,798,973
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
GNMA, Series 2003-110, Class F, VRN, 5.84%, (1-month SOFR plus 0.51%), 10/20/33	497,282	496,070
GNMA, Series 2003-66, Class HF, VRN, 5.89%, (1-month SOFR plus 0.56%), 8/20/33	262,809	262,152
GNMA, Series 2004-76, Class F, VRN, 5.84%, (1-month SOFR plus 0.51%), 9/20/34	474,253	471,619
GNMA, Series 2005-13, Class FA, VRN, 5.64%, (1-month SOFR plus 0.31%), 2/20/35	994,443	980,079
GNMA, Series 2007-5, Class FA, VRN, 5.58%, (1-month SOFR plus 0.25%), 2/20/37	1,045,243	1,042,182
GNMA, Series 2007-58, Class FC, VRN, 5.94%, (1-month SOFR plus 0.61%), 10/20/37	629,110	626,558
GNMA, Series 2008-2, Class LF, VRN, 5.90%, (1-month SOFR plus 0.57%), 1/20/38	800,158	792,019
GNMA, Series 2008-27, Class FB, VRN, 5.99%, (1-month SOFR plus 0.66%), 3/20/38	1,453,251	1,453,357
6

	Principal Amount	Value
GNMA, Series 2008-61, Class KF, VRN, 6.11%, (1-month SOFR plus 0.78%), 7/20/38	$727,358	$726,792
GNMA, Series 2008-88, Class UF, VRN, 6.44%, (1-month SOFR plus 1.11%), 10/20/38	643,423	644,321
GNMA, Series 2009-92, Class FJ, VRN, 6.13%, (1-month SOFR plus 0.79%), 10/16/39	384,435	382,804
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	3,031,226	2,269,083
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	2,687,383	1,927,772
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,665,150)		12,074,808
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $597,251), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $582,955)		582,700
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 8/31/30, valued at $3,862,779), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $3,788,669)		3,787,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,369,700)		4,369,700
TOTAL INVESTMENT SECURITIES — 103.9% (Cost $504,405,411)		445,243,481
OTHER ASSETS AND LIABILITIES — (3.9)%		(16,879,079)
TOTAL NET ASSETS — 100.0%		$428,364,402

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	38	December 2023	$7,703,016	$(40,152)
U.S. Treasury 5-Year Notes	62	December 2023	6,532,281	(85,371)
U.S. Treasury 10-Year Notes	6	December 2023	648,375	(15,105)
U.S. Treasury 10-Year Ultra Notes	20	December 2023	2,231,250	(69,102)
U.S. Treasury Long Bonds	38	December 2023	4,323,687	(254,462)
U.S. Treasury Ultra Bonds	12	December 2023	1,424,250	(112,679)
			$22,862,859	$(576,871)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $855,722.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $504,405,411)	$445,243,481
Cash	8,924
Receivable for capital shares sold	121,672
Receivable for variation margin on futures contracts	34,640
Interest receivable	1,343,576
446,752,293

Liabilities
Payable for investments purchased	17,685,104
Payable for capital shares redeemed	425,478
Accrued management fees	187,409
Distribution and service fees payable	6,114
Dividends payable	83,786
18,387,891

Net Assets	$428,364,402

Net Assets Consist of:
Capital paid in	$591,396,315
Distributable earnings (loss)	(163,031,913)
$428,364,402

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$354,526,292	41,740,415	$8.49
I Class	$23,894,390	2,812,221	$8.50
A Class	$8,569,802	1,008,983	$8.49
C Class	$459,428	54,089	$8.49
R Class	$8,628,119	1,016,335	$8.49
R5 Class	$32,286,371	3,801,388	$8.49
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.89 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,334,371

Expenses:
Management fees	1,203,380
Distribution and service fees:
A Class	12,033
C Class	2,500
R Class	25,703
Trustees' fees and expenses	18,482
Other expenses	1,812
1,263,910

Net investment income (loss)	7,070,461

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(6,899,816)
Futures contract transactions	(952,057)
(7,851,873)

Change in net unrealized appreciation (depreciation) on:
Investments	(21,320,882)
Futures contracts	(1,423,121)
(22,744,003)

Net realized and unrealized gain (loss)	(30,595,876)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,525,415)

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$7,070,461	$11,863,212
Net realized gain (loss)	(7,851,873)	(24,992,400)
Change in net unrealized appreciation (depreciation)	(22,744,003)	(17,232,322)
Net increase (decrease) in net assets resulting from operations	(23,525,415)	(30,361,510)

Distributions to Shareholders
From earnings:
Investor Class	(6,166,879)	(11,553,206)
I Class	(432,014)	(843,525)
A Class	(142,684)	(267,754)
C Class	(5,548)	(10,389)
R Class	(139,683)	(254,472)
R5 Class	(582,208)	(1,104,313)
Decrease in net assets from distributions	(7,469,016)	(14,033,659)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,506,105)	(73,957,300)

Net increase (decrease) in net assets	(56,500,536)	(118,352,469)

Net Assets
Beginning of period	484,864,938	603,217,407
End of period	$428,364,402	$484,864,938

See Notes to Financial Statements.
10

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Ginnie Mae Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association certificates.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.
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Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $148,899,892 and $167,268,740, respectively, all of which are U.S. Treasury and Government Agency obligations.
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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	730,997	$6,528,777	2,326,439	$21,456,393
Issued in reinvestment of distributions	639,774	5,677,709	1,163,379	10,656,892
Redeemed	(3,763,397)	(33,594,503)	(9,224,376)	(85,070,380)
	(2,392,626)	(21,388,017)	(5,734,558)	(52,957,095)
I Class
Sold	331,236	2,961,801	828,311	7,558,790
Issued in reinvestment of distributions	48,653	431,978	91,931	843,323
Redeemed	(566,003)	(5,039,447)	(1,828,572)	(16,900,730)
	(186,114)	(1,645,668)	(908,330)	(8,498,617)
A Class
Sold	51,529	459,702	162,940	1,509,956
Issued in reinvestment of distributions	15,046	133,577	27,488	252,029
Redeemed	(161,212)	(1,427,262)	(480,268)	(4,490,148)
	(94,637)	(833,983)	(289,840)	(2,728,163)
C Class
Sold	—	—	210	1,997
Issued in reinvestment of distributions	625	5,548	1,136	10,389
Redeemed	(5,378)	(48,133)	(18,567)	(166,583)
	(4,753)	(42,585)	(17,221)	(154,197)
R Class
Sold	83,279	743,066	274,167	2,554,772
Issued in reinvestment of distributions	15,744	139,660	27,791	254,372
Redeemed	(237,886)	(2,087,609)	(494,743)	(4,586,536)
	(138,863)	(1,204,883)	(192,785)	(1,777,392)
R5 Class
Sold	201,997	1,794,074	402,387	3,675,898
Issued in reinvestment of distributions	65,616	582,150	120,441	1,104,100
Redeemed	(311,366)	(2,767,193)	(1,363,175)	(12,621,834)
	(43,753)	(390,969)	(840,347)	(7,841,836)
Net increase (decrease)	(2,860,746)	$(25,506,105)	(7,983,081)	$(73,957,300)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$428,798,973	—
U.S. Government Agency Collateralized Mortgage Obligations	—	12,074,808	—
Short-Term Investments	—	4,369,700	—
	—	$445,243,481	—

Liabilities
Other Financial Instruments
Futures Contracts	$576,871	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $23,743,094 futures contracts purchased and $3,194,403 futures contracts sold.

The value of interest rate risk derivative instruments as of September 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $34,640 in receivable for variation margin on futures contracts.* For the six months ended September 30, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(952,057) in net realized gain (loss) on futures contract transactions and $(1,423,121) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

15

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$504,405,411
Gross tax appreciation of investments	$72,430
Gross tax depreciation of investments	(59,234,360)
Net tax appreciation (depreciation) of investments	$(59,161,930)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(21,447,469) and accumulated long-term capital losses of $(72,765,924), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.10	0.14	(0.61)	(0.47)	(0.14)	$8.49	(5.17)%	0.55%(4)	3.05%(4)	32%	$354,526
2023	$9.84	0.21	(0.70)	(0.49)	(0.25)	$9.10	(4.98)%	0.55%	2.27%	146%	$401,519
2022	$10.59	0.08	(0.65)	(0.57)	(0.18)	$9.84	(5.41)%	0.54%	0.77%	288%	$490,899
2021	$10.75	0.08	(0.03)	0.05	(0.21)	$10.59	0.49%	0.55%	0.75%	308%	$607,507
2020	$10.34	0.21	0.48	0.69	(0.28)	$10.75	6.73%	0.55%	1.97%	270%	$888,369
2019	$10.24	0.22	0.16	0.38	(0.28)	$10.34	3.78%	0.55%	2.18%	297%	$658,034
I Class
2023(3)	$9.10	0.14	(0.59)	(0.45)	(0.15)	$8.50	(5.01)%	0.45%(4)	3.15%(4)	32%	$23,894
2023	$9.85	0.22	(0.71)	(0.49)	(0.26)	$9.10	(4.98)%	0.45%	2.37%	146%	$27,287
2022	$10.59	0.09	(0.63)	(0.54)	(0.20)	$9.85	(5.22)%	0.44%	0.87%	288%	$38,469
2021	$10.76	0.09	(0.04)	0.05	(0.22)	$10.59	0.50%	0.45%	0.85%	308%	$266,543
2020	$10.34	0.22	0.49	0.71	(0.29)	$10.76	6.83%	0.45%	2.07%	270%	$62,648
2019	$10.25	0.23	0.15	0.38	(0.29)	$10.34	3.88%	0.45%	2.28%	297%	$38,809

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.10	0.12	(0.60)	(0.48)	(0.13)	$8.49	(5.29)%	0.80%(4)	2.80%(4)	32%	$8,570
2023	$9.84	0.19	(0.70)	(0.51)	(0.23)	$9.10	(5.22)%	0.80%	2.02%	146%	$10,040
2022	$10.59	0.05	(0.64)	(0.59)	(0.16)	$9.84	(5.65)%	0.79%	0.52%	288%	$13,717
2021	$10.76	0.05	(0.03)	0.02	(0.19)	$10.59	0.15%	0.80%	0.50%	308%	$18,262
2020	$10.34	0.19	0.48	0.67	(0.25)	$10.76	6.56%	0.80%	1.72%	270%	$16,844
2019	$10.24	0.20	0.15	0.35	(0.25)	$10.34	3.52%	0.80%	1.93%	297%	$28,153
C Class
2023(3)	$9.10	0.09	(0.60)	(0.51)	(0.10)	$8.49	(5.65)%	1.55%(4)	2.05%(4)	32%	$459
2023	$9.84	0.12	(0.70)	(0.58)	(0.16)	$9.10	(5.93)%	1.55%	1.27%	146%	$535
2022	$10.59	(0.02)	(0.65)	(0.67)	(0.08)	$9.84	(6.35)%	1.54%	(0.23)%	288%	$749
2021	$10.76	(0.02)	(0.04)	(0.06)	(0.11)	$10.59	(0.60)%	1.55%	(0.25)%	308%	$1,141
2020	$10.34	0.11	0.48	0.59	(0.17)	$10.76	5.76%	1.55%	0.97%	270%	$3,526
2019	$10.24	0.12	0.16	0.28	(0.18)	$10.34	2.75%	1.55%	1.18%	297%	$4,663
R Class
2023(3)	$9.09	0.11	(0.59)	(0.48)	(0.12)	$8.49	(5.31)%	1.05%(4)	2.55%(4)	32%	$8,628
2023	$9.84	0.16	(0.71)	(0.55)	(0.20)	$9.09	(5.56)%	1.05%	1.77%	146%	$10,504
2022	$10.58	0.03	(0.64)	(0.61)	(0.13)	$9.84	(5.79)%	1.04%	0.27%	288%	$13,262
2021	$10.75	0.03	(0.04)	(0.01)	(0.16)	$10.58	(0.11)%	1.05%	0.25%	308%	$14,350
2020	$10.33	0.16	0.48	0.64	(0.22)	$10.75	6.19%	1.05%	1.47%	270%	$12,465
2019	$10.24	0.17	0.15	0.32	(0.23)	$10.33	3.26%	1.05%	1.68%	297%	$9,353

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$9.10	0.15	(0.61)	(0.46)	(0.15)	$8.49	(5.08)%	0.35%(4)	3.25%(4)	32%	$32,286
2023	$9.84	0.23	(0.70)	(0.47)	(0.27)	$9.10	(4.79)%	0.35%	2.47%	146%	$34,980
2022	$10.59	0.10	(0.64)	(0.54)	(0.21)	$9.84	(5.22)%	0.34%	0.97%	288%	$46,121
2021	$10.75	0.10	(0.03)	0.07	(0.23)	$10.59	0.69%	0.35%	0.95%	308%	$62,423
2020	$10.34	0.23	0.48	0.71	(0.30)	$10.75	6.94%	0.35%	2.17%	270%	$92,693
2019	$10.24	0.24	0.16	0.40	(0.30)	$10.34	3.98%	0.35%	2.38%	297%	$81,710

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90809 2311

Semiannual Report

September 30, 2023

Government Bond Fund
Investor Class (CPTNX)
I Class (ABHTX)
A Class (ABTAX)
C Class (ABTCX)
R Class (ABTRX)
R5 Class (ABTIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Government Agency Mortgage-Backed Securities	47.8%
U.S. Treasury Securities	29.3%
Collateralized Mortgage Obligations	7.5%
Asset-Backed Securities	5.4%
Commercial Mortgage-Backed Securities	4.1%
U.S. Government Agency Securities	3.7%
Municipal Securities	0.6%
Short-Term Investments	9.1%
Other Assets and Liabilities	(7.5)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$942.00	$2.28	0.47%
I Class	$1,000	$942.30	$1.80	0.37%
A Class	$1,000	$941.70	$3.50	0.72%
C Class	$1,000	$937.20	$7.12	1.47%
R Class	$1,000	$939.50	$4.70	0.97%
R5 Class	$1,000	$942.80	$1.31	0.27%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
I Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.41	1.47%
R Class	$1,000	$1,020.15	$4.90	0.97%
R5 Class	$1,000	$1,023.65	$1.37	0.27%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 47.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 5.02%, (1-year H15T1Y plus 2.25%), 9/1/35	$173,207	$175,616
FHLMC, VRN, 5.15%, (1-year RFUCC plus 1.87%), 7/1/36	134,010	135,843
FHLMC, VRN, 5.29%, (1-year H15T1Y plus 2.14%), 10/1/36	248,652	252,920
FHLMC, VRN, 4.99%, (1-year H15T1Y plus 2.26%), 4/1/37	144,164	145,923
FHLMC, VRN, 3.90%, (1-year RFUCC plus 1.65%), 12/1/42	188,987	187,248
FHLMC, VRN, 4.68%, (1-year RFUCC plus 1.62%), 11/1/43	958,050	948,712
FHLMC, VRN, 3.56%, (1-year RFUCC plus 1.63%), 1/1/44	451,908	456,787
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	203,716	204,442
FHLMC, VRN, 4.67%, (1-year RFUCC plus 1.62%), 9/1/45	613,363	615,573
FNMA, VRN, 6.93%, (6-month RFUCC plus 1.57%), 6/1/35	227,352	231,019
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	175,904	178,591
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	109,015	110,808
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	86,867	88,248
FNMA, VRN, 6.69%, (6-month RFUCC plus 1.54%), 9/1/35	157,135	159,389
FNMA, VRN, 6.89%, (1-year RFUCC plus 1.61%), 4/1/46	256,892	262,286
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	232,405	218,044
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	320,296	300,282
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 11/20/32	40,583	38,417
GNMA, VRN, 3.25%, (1-year H15T1Y plus 2.00%), 10/20/34	186,944	177,420
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 12/20/34	83,807	79,819
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 3/20/35	102,705	97,816
GNMA, VRN, 2.625%, (1-year H15T1Y plus 1.50%), 7/20/35	191,954	186,416
GNMA, VRN, 3.625%, (1-year H15T1Y plus 1.50%), 3/20/36	365,347	347,651
GNMA, VRN, 2.75%, (1-year H15T1Y plus 1.50%), 11/20/36	55,200	52,482
		5,651,752
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 46.9%
FHLMC, 2.00%, 6/1/36	5,316,152	4,599,666
FHLMC, 5.50%, 4/1/38	697,461	697,364
FHLMC, 3.00%, 2/1/43	2,833,307	2,427,451
FHLMC, 3.50%, 2/1/49	5,129,039	4,472,357
FHLMC, 3.00%, 1/1/50	3,678,184	3,051,713
FHLMC, 3.50%, 5/1/50	1,088,399	948,919
FHLMC, 2.50%, 10/1/50	2,712,868	2,171,125
FHLMC, 2.50%, 5/1/51	9,184,930	7,342,686
FHLMC, 3.50%, 5/1/51	3,654,964	3,180,969
FHLMC, 2.00%, 8/1/51	6,256,863	4,783,289
FHLMC, 2.50%, 10/1/51	1,523,567	1,225,444
FHLMC, 3.50%, 5/1/52	5,029,912	4,330,615
FHLMC, 3.50%, 5/1/52	1,782,816	1,552,913
FHLMC, 4.00%, 6/1/52	6,722,575	6,035,566
FHLMC, 5.00%, 7/1/52	1,516,968	1,442,328
FHLMC, 4.50%, 10/1/52	5,616,060	5,163,780
FHLMC, 4.50%, 10/1/52	3,011,459	2,768,136
FHLMC, 6.00%, 11/1/52	6,438,161	6,389,724
FHLMC, 5.50%, 12/1/52	4,308,644	4,175,907
FHLMC, 6.00%, 1/1/53	4,553,115	4,503,150
6

	Principal Amount/Shares	Value
FNMA, 6.00%, 12/1/33	$522,358	$528,213
FNMA, 5.50%, 8/1/34	698,886	695,746
FNMA, 5.50%, 1/1/36	769,978	767,860
FNMA, 2.00%, 5/1/36	1,925,908	1,664,015
FNMA, 2.00%, 11/1/36	7,480,102	6,428,775
FNMA, 2.50%, 12/1/36	5,846,394	5,186,902
FNMA, 2.00%, 1/1/37	2,612,450	2,247,690
FNMA, 6.00%, 9/1/37	203,559	206,995
FNMA, 6.00%, 11/1/37	799,593	812,798
FNMA, 4.50%, 4/1/39	215,454	203,663
FNMA, 4.50%, 5/1/39	621,613	587,599
FNMA, 6.50%, 5/1/39	440,296	452,427
FNMA, 4.50%, 10/1/39	1,032,550	976,033
FNMA, 4.50%, 6/1/41	963,308	910,581
FNMA, 4.00%, 8/1/41	796,225	729,537
FNMA, 4.50%, 9/1/41	534,045	504,114
FNMA, 3.50%, 10/1/41	803,776	713,976
FNMA, 4.00%, 12/1/41	2,361,300	2,163,472
FNMA, 3.50%, 5/1/42	919,916	817,103
FNMA, 3.50%, 6/1/42	855,113	759,344
FNMA, 3.50%, 9/1/42	728,359	646,112
FNMA, 4.00%, 11/1/45	560,935	509,772
FNMA, 4.00%, 2/1/46	1,513,688	1,377,268
FNMA, 4.00%, 4/1/46	1,930,194	1,756,836
FNMA, 3.50%, 2/1/47	2,228,061	1,952,822
FNMA, 2.50%, 10/1/50	5,858,142	4,653,834
FNMA, 2.50%, 12/1/50	5,988,053	4,771,856
FNMA, 2.50%, 2/1/51	5,906,199	4,733,031
FNMA, 2.00%, 3/1/51	1,266,467	968,901
FNMA, 4.00%, 5/1/51	1,392,218	1,259,165
FNMA, 3.00%, 6/1/51	5,736,686	4,838,486
FNMA, 4.00%, 8/1/51	2,058,923	1,841,837
FNMA, 2.50%, 12/1/51	2,646,124	2,107,753
FNMA, 2.50%, 2/1/52	1,408,463	1,125,830
FNMA, 2.00%, 3/1/52	7,237,215	5,547,085
FNMA, 2.50%, 3/1/52	5,324,114	4,273,115
FNMA, 3.00%, 3/1/52	6,517,601	5,455,777
FNMA, 3.50%, 4/1/52	1,047,002	902,601
FNMA, 4.00%, 4/1/52	5,482,775	4,900,001
FNMA, 4.00%, 4/1/52	2,046,935	1,838,363
FNMA, 3.00%, 5/1/52	5,418,453	4,506,234
FNMA, 3.00%, 5/1/52	2,599,975	2,182,194
FNMA, 3.50%, 5/1/52	5,061,290	4,371,950
FNMA, 3.50%, 5/1/52	5,036,185	4,339,326
FNMA, 3.50%, 5/1/52	3,276,222	2,861,911
FNMA, 4.00%, 5/1/52	5,548,271	4,952,405
FNMA, 3.00%, 6/1/52	1,009,957	847,666
FNMA, 5.00%, 6/1/52	4,794,483	4,528,295
FNMA, 4.50%, 7/1/52	1,758,474	1,616,347
FNMA, 5.00%, 7/1/52	5,556,998	5,284,398
FNMA, 4.50%, 9/1/52	3,258,925	3,006,601
7

	Principal Amount/Shares	Value
FNMA, 4.50%, 9/1/52	$1,977,826	$1,834,460
FNMA, 5.00%, 9/1/52	2,235,050	2,125,407
FNMA, 5.50%, 10/1/52	4,847,933	4,690,904
FNMA, 5.50%, 1/1/53	2,351,003	2,276,436
FNMA, 6.50%, 1/1/53	5,540,796	5,572,247
FNMA, 5.00%, 8/1/53	5,479,475	5,218,281
FNMA, 6.00%, 9/1/53	4,860,219	4,804,896
FNMA, 6.00%, 9/1/53	4,853,484	4,802,709
GNMA, 6.00%, TBA	4,631,000	4,589,032
GNMA, 6.50%, TBA	2,834,000	2,850,163
GNMA, 6.00%, 1/20/39	121,520	125,326
GNMA, 4.00%, 12/15/40	335,081	306,951
GNMA, 3.50%, 6/20/42	1,969,429	1,762,655
GNMA, 3.00%, 7/20/50	9,445,425	8,054,335
GNMA, 2.00%, 10/20/50	12,867,784	10,242,492
GNMA, 2.50%, 2/20/51	3,502,096	2,868,455
GNMA, 3.50%, 2/20/51	615,886	545,950
GNMA, 3.50%, 6/20/51	1,597,870	1,408,999
GNMA, 2.50%, 9/20/51	5,256,659	4,303,387
GNMA, 2.50%, 12/20/51	3,756,291	3,075,065
GNMA, 2.50%, 1/20/52	5,290,309	4,330,245
GNMA, 4.50%, 9/20/52	9,837,459	9,103,108
GNMA, 4.50%, 10/20/52	7,591,405	7,020,017
GNMA, 5.00%, 4/20/53	4,708,569	4,464,704
GNMA, 5.50%, 4/20/53	5,438,674	5,283,008
UMBS, 5.00%, TBA	6,647,000	6,473,555
		300,710,504
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $330,668,478)		306,362,256
U.S. TREASURY SECURITIES — 29.3%
U.S. Treasury Bonds, 3.50%, 2/15/39	2,000,000	1,729,297
U.S. Treasury Bonds, 4.375%, 11/15/39	500,000	476,152
U.S. Treasury Bonds, 3.00%, 5/15/42	1,500,000	1,148,496
U.S. Treasury Bonds, 3.25%, 5/15/42	3,500,000	2,789,814
U.S. Treasury Bonds, 4.00%, 11/15/42	9,000,000	7,989,609
U.S. Treasury Bonds, 2.875%, 5/15/43	2,500,000	1,853,076
U.S. Treasury Bonds, 3.875%, 5/15/43	7,800,000	6,782,344
U.S. Treasury Bonds, 3.625%, 8/15/43	3,000,000	2,504,004
U.S. Treasury Bonds, 4.375%, 8/15/43	3,500,000	3,265,938
U.S. Treasury Bonds, 3.75%, 11/15/43	1,500,000	1,273,594
U.S. Treasury Bonds, 3.00%, 11/15/44	3,500,000	2,613,174
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,449,219
U.S. Treasury Bonds, 2.50%, 2/15/46	500,000	335,723
U.S. Treasury Bonds, 2.375%, 11/15/49	1,700,000	1,088,631
U.S. Treasury Bonds, 4.00%, 11/15/52	12,500,000	11,082,031
U.S. Treasury Bonds, 4.125%, 8/15/53	500,000	454,290
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,241,200	5,191,118
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	596,225	516,965
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/33	2,013,340	1,863,123
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	1,986,328
U.S. Treasury Notes, 0.875%, 6/30/26	10,000,000	8,999,219
U.S. Treasury Notes, 4.50%, 7/15/26	10,000,000	9,908,594
8

	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.375%, 8/15/26	$2,000,000	$1,975,313
U.S. Treasury Notes, 4.625%, 9/15/26	30,000,000	29,854,687
U.S. Treasury Notes, 0.875%, 9/30/26	3,000,000	2,677,383
U.S. Treasury Notes, 3.125%, 8/31/27	3,000,000	2,831,836
U.S. Treasury Notes, 3.875%, 11/30/27(1)	2,500,000	2,423,828
U.S. Treasury Notes, 4.00%, 2/29/28	10,000,000	9,742,578
U.S. Treasury Notes, 3.625%, 5/31/28	4,000,000	3,834,219
U.S. Treasury Notes, 4.125%, 7/31/28	1,500,000	1,467,773
U.S. Treasury Notes, 4.375%, 8/31/28	1,900,000	1,881,297
U.S. Treasury Notes, 3.125%, 11/15/28	14,000,000	13,038,047
U.S. Treasury Notes, 2.875%, 4/30/29	3,500,000	3,196,895
U.S. Treasury Notes, 3.25%, 6/30/29	9,000,000	8,365,078
U.S. Treasury Notes, 4.00%, 10/31/29	6,000,000	5,793,984
U.S. Treasury Notes, 3.875%, 11/30/29	17,000,000	16,296,094
U.S. Treasury Notes, 4.00%, 2/28/30	1,000,000	964,531
U.S. Treasury Notes, 4.125%, 8/31/30	3,500,000	3,397,734
U.S. Treasury Notes, 4.125%, 11/15/32	5,000,000	4,823,047
TOTAL U.S. TREASURY SECURITIES (Cost $197,969,299)		187,865,063
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
FHLMC, Series 2812, Class MF, VRN, 5.88%, (30-day average SOFR plus 0.56%), 6/15/34	959,981	954,409
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	193,258	189,097
FHLMC, Series 3153, Class FJ, VRN, 5.81%, (30-day average SOFR plus 0.49%), 5/15/36	776,219	765,469
FHLMC, Series 3397, Class GF, VRN, 5.93%, (30-day average SOFR plus 0.61%), 12/15/37	319,029	316,405
FHLMC, Series 3417, Class FA, VRN, 5.93%, (30-day average SOFR plus 0.61%), 11/15/37	583,232	578,790
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	1,658,700	1,618,429
FHLMC, Series K039, Class A2, SEQ, 3.30%, 7/25/24	12,489,857	12,269,868
FHLMC, Series K041, Class A2, SEQ, 3.17%, 10/25/24	14,941,352	14,554,156
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	2,706,000	2,623,347
FHLMC, Series KF32, Class A, VRN, 5.80%, (30-day average SOFR plus 0.48%), 5/25/24	89,629	89,530
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	1,399,246	1,332,092
FNMA, Series 2005-103, Class FP, VRN, 5.73%, (30-day average SOFR plus 0.41%), 10/25/35	795,584	782,962
FNMA, Series 2009-89, Class FD, VRN, 6.03%, (30-day average SOFR plus 0.71%), 5/25/36	429,969	428,956
FNMA, Series 2016-11, Class FB, VRN, 4.68%, (30-day average SOFR plus 0.66%), 3/25/46	1,062,218	1,031,646
FNMA, Series 2016-M13, Class FA, VRN, 6.02%, (30-day average SOFR plus 0.78%), 11/25/23	29,237	29,119
GNMA, Series 2007-5, Class FA, VRN, 5.58%, (1-month SOFR plus 0.25%), 2/20/37	265,682	264,903
GNMA, Series 2010-14, Class QF, VRN, 5.90%, (1-month SOFR plus 0.56%), 2/16/40	1,240,879	1,230,891
GNMA, Series 2021-151, Class AB, SEQ, 1.75%, 2/16/62	4,317,200	3,231,724
GNMA, Series 2021-164, Class AH, SEQ, 1.50%, 10/16/63	3,855,811	2,765,934
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	3,656,604	3,182,931
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,088,487)		48,240,658
9

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 5.4%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 6.01%, (1-month SOFR plus 0.69%), 11/25/71	$2,708,958	$2,655,139
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	678,058	590,183
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 6.13%, (1-month SOFR plus 0.81%), 1/25/72	2,545,734	2,497,445
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 6.48%, (30-day average SOFR plus 1.16%), 5/25/67(2)	862,401	850,652
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 6.58%, (30-day average SOFR plus 1.26%), 11/25/69(2)	1,159,706	1,153,764
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.00%, (30-day average SOFR plus 0.68%), 11/25/70(2)	3,914,226	3,820,046
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 6.00%, (1-month SOFR plus 0.68%), 8/25/61	2,684,172	2,631,738
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	2,225,982	1,856,033
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.03%, (30-day average SOFR plus 0.71%), 12/26/69(2)	479,372	474,332
Navient Student Loan Trust, Series 2021-2A, Class A1A, SEQ, 1.68%, 2/25/70(2)	372,359	321,425
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 6.09%, (3-month SOFR plus 0.71%), 8/23/36(2)	4,094,263	4,016,561
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	1,344,685	1,191,959
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 6.00%, (1-month SOFR plus 0.68%), 9/25/61	2,738,530	2,670,994
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 6.00%, (1-month SOFR plus 0.68%), 10/25/61	5,351,009	5,198,279
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.96%, (30-day average SOFR plus 0.64%), 5/25/70(2)	2,659,044	2,611,446
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	2,094,364	1,847,346
TOTAL ASSET-BACKED SECURITIES (Cost $34,491,578)		34,387,342
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, SEQ, 3.37%, 10/10/47	1,875,762	1,835,915
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	1,957,140	1,898,027
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	2,161,864	2,096,014
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class B, 3.64%, 5/10/36(2)	1,536,000	1,527,692
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class C, 3.90%, 5/10/36(2)	1,903,504	1,894,026
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36(2)	979,190	975,073
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, SEQ, 4.15%, 1/10/36(2)	1,458,000	1,455,273
COMM Mortgage Trust, Series 2014-UBS5, Class A3, SEQ, 3.57%, 9/10/47	1,597,648	1,573,683
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	1,315,596	1,274,128
10

	Principal Amount/Shares	Value
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	$1,457,608	$1,423,195
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	1,718,221	1,650,513
GS Mortgage Securities Trust, Series 2015-GC28, Class A4, SEQ, 3.14%, 2/10/48	1,410,005	1,375,381
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	2,352,401	2,238,062
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	2,178,000	2,077,530
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	1,756,790	1,694,892
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	1,500,807	1,440,973
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,443,685)		26,430,377
U.S. GOVERNMENT AGENCY SECURITIES — 3.7%
FHLB, 4.625%, 6/6/25	4,900,000	4,860,435
FHLB, 4.00%, 6/30/28	4,000,000	3,884,867
FHLMC, 6.25%, 7/15/32	4,000,000	4,428,631
FNMA, 0.875%, 8/5/30	4,000,000	3,090,469
FNMA, 6.625%, 11/15/30	5,000,000	5,537,894
Tennessee Valley Authority, 1.50%, 9/15/31	2,100,000	1,624,442
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,748,336)		23,426,738
MUNICIPAL SECURITIES — 0.6%
Missouri Higher Education Loan Authority Rev., 1.97%, 3/25/61	1,350,543	1,111,507
Pasadena Rev., 4.625%, 5/1/25, Prerefunded at 100% of Par(3)	2,665,000	2,633,111
TOTAL MUNICIPAL SECURITIES (Cost $4,116,486)		3,744,618
SHORT-TERM INVESTMENTS — 9.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,653	36,653
Repurchase Agreements — 9.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $7,939,583), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $7,749,531)		7,746,142
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $51,358,077), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $50,373,196)		50,351,000
		58,097,142
TOTAL SHORT-TERM INVESTMENTS (Cost $58,133,795)		58,133,795
TOTAL INVESTMENT SECURITIES — 107.5% (Cost $728,660,144)		688,590,847
OTHER ASSETS AND LIABILITIES — (7.5)%		(48,062,185)
TOTAL NET ASSETS — 100.0%		$640,528,662

11

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	589	December 2023	$119,396,742	$2,237
U.S. Treasury 5-Year Notes	790	December 2023	83,233,906	(124,111)
U.S. Treasury 10-Year Notes	47	December 2023	5,078,938	9,235
U.S. Treasury 10-Year Ultra Notes	254	December 2023	28,336,875	(746,652)
U.S. Treasury Long Bonds	80	December 2023	9,102,500	(483,954)
U.S. Treasury Ultra Bonds	89	December 2023	10,563,188	(549,405)
			$255,712,149	$(1,892,650)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$3,300,000	$14	$14,314	$14,328
CPURNSA	Receive	2.97%	10/14/23	$4,400,000	18	18,631	18,649
CPURNSA	Receive	2.97%	10/14/23	$4,400,000	18	18,631	18,649
					$50	$51,576	$51,626

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,581,211.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,148,282, which represented 3.5% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
12

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $728,660,144)	$688,590,847
Receivable for investments sold	4,251,355
Receivable for capital shares sold	579,563
Receivable for variation margin on futures contracts	272,064
Interest receivable	3,447,235
697,141,064

Liabilities
Payable for investments purchased	54,319,373
Payable for capital shares redeemed	1,875,997
Payable for variation margin on swap agreements	15
Accrued management fees	196,533
Distribution and service fees payable	5,493
Dividends payable	214,991
56,612,402

Net Assets	$640,528,662

Net Assets Consist of:
Capital paid in	$781,718,288
Distributable earnings (loss)	(141,189,626)
$640,528,662

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$252,491,882	27,914,092	$9.05
I Class	$142,776,939	15,806,863	$9.03
A Class	$18,590,940	2,055,196	$9.05
C Class	$1,117,074	123,546	$9.04
R Class	$1,717,498	189,956	$9.04
R5 Class	$223,834,329	24,751,016	$9.04
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.48 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$13,636,674

Expenses:
Management fees	1,255,087
Distribution and service fees:
A Class	24,653
C Class	6,233
R Class	5,007
Trustees' fees and expenses	27,317
Other expenses	19,653
1,337,950

Net investment income (loss)	12,298,724

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(12,380,672)
Futures contract transactions	(11,911,308)
(24,291,980)

Change in net unrealized appreciation (depreciation) on:
Investments	(25,210,445)
Futures contracts	(2,737,509)
Swap agreements	(12,210)
(27,960,164)

Net realized and unrealized gain (loss)	(52,252,144)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,953,420)

See Notes to Financial Statements.
14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$12,298,724	$19,353,408
Net realized gain (loss)	(24,291,980)	(59,331,957)
Change in net unrealized appreciation (depreciation)	(27,960,164)	454,014
Net increase (decrease) in net assets resulting from operations	(39,953,420)	(39,524,535)

Distributions to Shareholders
From earnings:
Investor Class	(5,141,355)	(8,896,989)
I Class	(2,825,160)	(4,039,863)
A Class	(342,665)	(587,248)
C Class	(16,963)	(24,234)
R Class	(32,146)	(46,990)
R5 Class	(4,553,725)	(7,073,637)
Decrease in net assets from distributions	(12,912,014)	(20,668,961)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(66,293,877)	60,486,410

Net increase (decrease) in net assets	(119,159,311)	292,914

Net Assets
Beginning of period	759,687,973	759,395,059
End of period	$640,528,662	$759,687,973

See Notes to Financial Statements.
15

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Government Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
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4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $572,058,872, of which $542,177,212 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $641,250,799, of which $638,182,821 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,971,732	$18,978,608	4,432,329	$43,894,345
Issued in reinvestment of distributions	492,349	4,658,405	818,269	8,059,993
Redeemed	(4,007,708)	(38,137,375)	(9,330,429)	(92,406,412)
	(1,543,627)	(14,500,362)	(4,079,831)	(40,452,074)
I Class
Sold	3,580,605	34,087,207	24,061,748	238,550,727
Issued in reinvestment of distributions	298,925	2,824,571	410,638	4,036,031
Redeemed	(10,977,785)	(106,144,454)	(13,536,178)	(136,839,589)
	(7,098,255)	(69,232,676)	10,936,208	105,747,169
A Class
Sold	298,104	2,830,550	437,968	4,348,116
Issued in reinvestment of distributions	25,126	237,705	43,556	428,964
Redeemed	(398,145)	(3,806,840)	(875,202)	(8,753,245)
	(74,915)	(738,585)	(393,678)	(3,976,165)
C Class
Sold	17,003	162,702	14,892	145,620
Issued in reinvestment of distributions	1,794	16,963	2,466	24,234
Redeemed	(25,238)	(238,993)	(52,310)	(522,822)
	(6,441)	(59,328)	(34,952)	(352,968)
R Class
Sold	37,098	353,903	106,742	1,050,260
Issued in reinvestment of distributions	3,123	29,556	4,430	43,476
Redeemed	(76,592)	(727,003)	(59,615)	(581,349)
	(36,371)	(343,544)	51,557	512,387
R5 Class
Sold	5,752,451	54,706,613	7,214,310	71,770,853
Issued in reinvestment of distributions	416,393	3,933,125	626,311	6,165,418
Redeemed	(4,245,765)	(40,059,120)	(7,974,358)	(78,928,210)
	1,923,079	18,580,618	(133,737)	(991,939)
Net increase (decrease)	(6,836,530)	$(66,293,877)	6,345,567	$60,486,410

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$306,362,256	—
U.S. Treasury Securities	—	187,865,063	—
Collateralized Mortgage Obligations	—	48,240,658	—
Asset-Backed Securities	—	34,387,342	—
Commercial Mortgage-Backed Securities	—	26,430,377	—
U.S. Government Agency Securities	—	23,426,738	—
Municipal Securities	—	3,744,618	—
Short-Term Investments	$36,653	58,097,142	—
	$36,653	$688,554,194	—
Other Financial Instruments
Futures Contracts	$11,472	—	—
Swap Agreements	—	$51,626	—
	$11,472	$51,626	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,904,122	—	—

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7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $216,057,804 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $12,100,000.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$272,064	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$15
		$272,064		$15
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(11,911,308)	Change in net unrealized appreciation (depreciation) on futures contracts	$(2,737,509)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(12,210)
		$(11,911,308)		$(2,749,719)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$729,610,939
Gross tax appreciation of investments	$782,961
Gross tax depreciation of investments	(41,803,053)
Net tax appreciation (depreciation) of investments	$(41,020,092)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(50,001,399) and accumulated long-term capital losses of $(22,377,262), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.78	0.17	(0.72)	(0.55)	(0.18)	—	(0.18)	$9.05	(5.80)%	0.47%(4)	3.55%(4)	87%	$252,492
2023	$10.65	0.26	(0.85)	(0.59)	(0.28)	—	(0.28)	$9.78	(5.40)%	0.47%	2.68%	251%	$288,235
2022	$11.31	0.14	(0.55)	(0.41)	(0.17)	(0.08)	(0.25)	$10.65	(3.76)%	0.46%	1.20%	364%	$357,145
2021	$11.69	0.12	(0.28)	(0.16)	(0.17)	(0.05)	(0.22)	$11.31	(1.39)%	0.47%	1.05%	246%	$490,142
2020	$10.89	0.23	0.84	1.07	(0.27)	—	(0.27)	$11.69	9.92%	0.47%	2.09%	103%	$508,040
2019	$10.75	0.24	0.17	0.41	(0.27)	—	(0.27)	$10.89	3.93%	0.47%	2.28%	157%	$449,565
I Class
2023(3)	$9.77	0.17	(0.73)	(0.56)	(0.18)	—	(0.18)	$9.03	(5.77)%	0.37%(4)	3.65%(4)	87%	$142,777
2023	$10.64	0.28	(0.86)	(0.58)	(0.29)	—	(0.29)	$9.77	(5.41)%	0.37%	2.78%	251%	$223,815
2022	$11.30	0.14	(0.54)	(0.40)	(0.18)	(0.08)	(0.26)	$10.64	(3.67)%	0.36%	1.30%	364%	$127,299
2021	$11.67	0.13	(0.27)	(0.14)	(0.18)	(0.05)	(0.23)	$11.30	(1.21)%	0.37%	1.15%	246%	$103,700
2020	$10.87	0.24	0.84	1.08	(0.28)	—	(0.28)	$11.67	10.05%	0.37%	2.19%	103%	$54,971
2019	$10.74	0.26	0.15	0.41	(0.28)	—	(0.28)	$10.87	3.94%	0.37%	2.38%	157%	$14,065

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.78	0.16	(0.72)	(0.56)	(0.17)	—	(0.17)	$9.05	(5.83)%	0.72%(4)	3.30%(4)	87%	$18,591
2023	$10.65	0.24	(0.85)	(0.61)	(0.26)	—	(0.26)	$9.78	(5.73)%	0.72%	2.43%	251%	$20,839
2022	$11.31	0.11	(0.55)	(0.44)	(0.14)	(0.08)	(0.22)	$10.65	(4.00)%	0.71%	0.95%	364%	$26,872
2021	$11.68	0.10	(0.28)	(0.18)	(0.14)	(0.05)	(0.19)	$11.31	(1.55)%	0.72%	0.80%	246%	$29,374
2020	$10.88	0.21	0.83	1.04	(0.24)	—	(0.24)	$11.68	9.66%	0.72%	1.84%	103%	$49,587
2019	$10.75	0.22	0.16	0.38	(0.25)	—	(0.25)	$10.88	3.58%	0.72%	2.03%	157%	$58,964
C Class
2023(3)	$9.78	0.12	(0.73)	(0.61)	(0.13)	—	(0.13)	$9.04	(6.28)%	1.47%(4)	2.55%(4)	87%	$1,117
2023	$10.64	0.16	(0.84)	(0.68)	(0.18)	—	(0.18)	$9.78	(6.35)%	1.47%	1.68%	251%	$1,271
2022	$11.31	0.02	(0.55)	(0.53)	(0.06)	(0.08)	(0.14)	$10.64	(4.81)%	1.46%	0.20%	364%	$1,756
2021	$11.68	0.01	(0.27)	(0.26)	(0.06)	(0.05)	(0.11)	$11.31	(2.29)%	1.47%	0.05%	246%	$2,306
2020	$10.88	0.12	0.83	0.95	(0.15)	—	(0.15)	$11.68	8.84%	1.47%	1.09%	103%	$2,934
2019	$10.74	0.14	0.17	0.31	(0.17)	—	(0.17)	$10.88	2.90%	1.47%	1.28%	157%	$2,080
R Class
2023(3)	$9.78	0.14	(0.73)	(0.59)	(0.15)	—	(0.15)	$9.04	(6.05)%	0.97%(4)	3.05%(4)	87%	$1,717
2023	$10.64	0.22	(0.85)	(0.63)	(0.23)	—	(0.23)	$9.78	(5.88)%	0.97%	2.18%	251%	$2,214
2022	$11.31	0.08	(0.56)	(0.48)	(0.11)	(0.08)	(0.19)	$10.64	(4.33)%	0.96%	0.70%	364%	$1,860
2021	$11.68	0.06	(0.27)	(0.21)	(0.11)	(0.05)	(0.16)	$11.31	(1.80)%	0.97%	0.55%	246%	$2,496
2020	$10.88	0.18	0.83	1.01	(0.21)	—	(0.21)	$11.68	9.39%	0.97%	1.59%	103%	$2,813
2019	$10.74	0.19	0.17	0.36	(0.22)	—	(0.22)	$10.88	3.42%	0.97%	1.78%	157%	$2,394

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$9.78	0.18	(0.73)	(0.55)	(0.19)	—	(0.19)	$9.04	(5.72)%	0.27%(4)	3.75%(4)	87%	$223,834
2023	$10.65	0.29	(0.86)	(0.57)	(0.30)	—	(0.30)	$9.78	(5.30)%	0.27%	2.88%	251%	$223,313
2022	$11.31	0.16	(0.55)	(0.39)	(0.19)	(0.08)	(0.27)	$10.65	(3.57)%	0.26%	1.40%	364%	$244,463
2021	$11.68	0.15	(0.27)	(0.12)	(0.20)	(0.05)	(0.25)	$11.31	(1.11)%	0.27%	1.25%	246%	$254,349
2020	$10.88	0.25	0.84	1.09	(0.29)	—	(0.29)	$11.68	10.15%	0.27%	2.29%	103%	$230,808
2019	$10.75	0.26	0.17	0.43	(0.30)	—	(0.30)	$10.88	4.04%	0.27%	2.48%	157%	$192,572

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

28

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

30

Notes
31

Notes
32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 2311

Semiannual Report

September 30, 2023

Inflation-Adjusted Bond Fund
Investor Class (ACITX)
I Class (AIAHX)
Y Class (AIAYX)
A Class (AIAVX)
C Class (AINOX)
R Class (AIARX)
R5 Class (AIANX)
R6 Class (AIADX)
G Class (AINGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	91.6%
Collateralized Loan Obligations	1.9%
Asset-Backed Securities	1.3%
U.S. Government Agency Mortgage-Backed Securities	1.0%
Corporate Bonds	0.7%
Commercial Mortgage-Backed Securities	0.4%
Collateralized Mortgage Obligations	0.3%
Short-Term Investments	3.4%
Other Assets and Liabilities	(0.6)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$951.20	$2.63	0.54%
I Class	$1,000	$950.70	$2.15	0.44%
Y Class	$1,000	$952.10	$1.66	0.34%
A Class	$1,000	$949.10	$3.85	0.79%
C Class	$1,000	$946.50	$7.49	1.54%
R Class	$1,000	$948.20	$5.07	1.04%
R5 Class	$1,000	$952.10	$1.66	0.34%
R6 Class	$1,000	$951.40	$1.41	0.29%
G Class	$1,000	$953.30	$0.39	0.08%
Hypothetical
Investor Class	$1,000	$1,022.30	$2.73	0.54%
I Class	$1,000	$1,022.80	$2.23	0.44%
Y Class	$1,000	$1,023.30	$1.72	0.34%
A Class	$1,000	$1,021.05	$3.99	0.79%
C Class	$1,000	$1,017.30	$7.77	1.54%
R Class	$1,000	$1,019.80	$5.25	1.04%
R5 Class	$1,000	$1,023.30	$1.72	0.34%
R6 Class	$1,000	$1,023.55	$1.47	0.29%
G Class	$1,000	$1,024.60	$0.40	0.08%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 91.6%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	$50,420,249	$49,821,844
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	122,954,728	120,561,944
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	78,569,291	77,994,531
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	21,220,845	20,618,360
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	49,593,386	52,125,849
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	45,749,169	46,075,678
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	42,495,745	45,769,711
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	20,841,645	22,474,627
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	88,049,078	66,770,421
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	70,186,316	51,080,229
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	90,017,775	75,359,598
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	69,980,526	50,934,793
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	6,258,052	4,757,236
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	28,560,477	20,854,428
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	26,842,103	19,997,716
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	7,168,441	5,298,870
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	48,970,844	28,881,959
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	48,968,727	27,315,248
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	52,975,536	29,148,947
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	127,295,645	126,079,291
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	73,946,030	72,650,015
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	62,061,838	60,624,880
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	18,642,330	17,786,207
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	71,449,681	68,413,222
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	130,202,150	123,396,372
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	182,316,383	173,353,350
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26(1)	95,615,073	89,347,704
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	32,492,853	30,377,419
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	29,090,100	27,058,482
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	55,373,063	51,520,597
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	134,812,335	123,791,373
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	41,244,720	38,258,628
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	104,053,507	95,937,110
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	19,366,510	18,420,036
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,253,263	2,097,567
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	55,092,310	51,137,710
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	62,869,624	56,037,982
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	61,139,064	53,324,293
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	17,707,883	15,353,862
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	101,709,102	87,029,636
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	86,351,747	73,366,642
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	82,752,838	69,379,809
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/32	91,284,423	79,597,900
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/33	82,623,590	74,674,821
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/33	19,026,063	17,606,510
TOTAL U.S. TREASURY SECURITIES (Cost $2,861,658,943)		2,512,463,407
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,389,350
6

		Principal Amount/Shares	Value
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.48%, (3-month SOFR plus 2.11%), 5/15/32(2)		$8,550,000	$8,346,497
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 7.27%, (3-month SOFR plus 1.96%), 4/15/33(2)		9,500,000	9,465,800
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.90%, (1-month SOFR plus 1.56%), 10/16/36(2)		4,023,000	3,895,136
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, VRN, 7.65%, (3-month SOFR plus 2.30%), 7/24/31(2)		4,100,000	4,076,213
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/20/32(2)		10,000,000	9,974,000
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(2)		9,072,000	9,059,761
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.77%, (3-month SOFR plus 2.46%), 7/15/31(2)		3,800,000	3,699,368
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $53,950,336)			52,906,125
ASSET-BACKED SECURITIES — 1.3%
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		5,555,901	4,752,667
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)		782,190	753,012
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	14,050,000	9,309,567
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$7,100,000	6,453,371
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		4,795,874	3,996,233
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)		3,199,354	2,648,962
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)		7,347,000	6,876,419
TOTAL ASSET-BACKED SECURITIES (Cost $39,850,216)			34,790,231
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.0%
FHLMC, 6.00%, 1/1/53		13,908,844	13,756,210
GNMA, 6.50%, TBA		14,051,000	14,131,135
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $28,108,202)			27,887,345
CORPORATE BONDS — 0.7%
Banks — 0.2%
Citigroup, Inc., VRN, 3.07%, 2/24/28		619,000	561,717
Citigroup, Inc., VRN, 3.52%, 10/27/28		503,000	455,309
Citigroup, Inc., VRN, 3.98%, 3/20/30		773,000	694,599
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29		2,554,000	2,355,058
			4,066,683
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30		2,940,000	2,317,397
Duke Energy Progress LLC, 2.00%, 8/15/31		5,000,000	3,853,965
			6,171,362
Ground Transportation†
DAE Funding LLC, 1.55%, 8/1/24(2)		1,289,000	1,234,824
Media†
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		940,000	686,024
Paramount Global, 4.95%, 1/15/31		475,000	408,081
			1,094,105
7

	Principal Amount/Shares	Value
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	$666,000	$403,105
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	2,185,000	1,579,653
Specialty Retail — 0.2%
Lowe's Cos., Inc., 2.625%, 4/1/31	5,000,000	4,048,323
TOTAL CORPORATE BONDS (Cost $23,147,728)		18,598,055
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	7,950,000	6,506,698
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.45%, (1-month SOFR plus 2.11%), 9/15/36(2)	5,715,151	5,462,681
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,936,396)		11,969,379
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	81,781	72,421
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	2,329,287	1,847,818
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,856,151	1,471,907
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.32%, (30-day average SOFR plus 1.00%), 9/25/31(2)	2,027,657	2,020,907
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	448,614	423,939
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	946,157	839,110
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	2,732,777	2,162,365
		8,838,467
U.S. Government Agency Collateralized Mortgage Obligations†
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24	191,953	193,445
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,614,455)		9,031,912
SHORT-TERM INVESTMENTS — 3.4%
Commercial Paper(3) — 1.9%
Landesbank Baden-Wuerttemberg, 5.46%, 10/2/23(2)	50,000,000	49,977,800
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	101,683	101,683
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $5,675,191), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $5,539,342)		5,536,920
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 0.25%, 7/15/29 - 1/15/30, valued at $36,709,889), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $36,005,866)		35,990,000
		41,526,920
TOTAL SHORT-TERM INVESTMENTS (Cost $91,621,228)		91,606,403
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $3,122,887,504)		2,759,252,857
OTHER ASSETS AND LIABILITIES — (0.6)%		(15,178,566)
TOTAL NET ASSETS — 100.0%		$2,744,074,291
8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,418,710	CAD	12,748,026	JPMorgan Chase Bank N.A.	12/15/23	$22,602

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	73	December 2023	$14,797,899	$(30,501)
U.S. Treasury 5-Year Notes	4,246	December 2023	447,355,906	(2,804,471)
U.S. Treasury 10-Year Notes	204	December 2023	22,044,750	96,805
U.S. Treasury 10-Year Ultra Notes	1,504	December 2023	167,790,000	(5,159,230)
U.S. Treasury Long Bonds	37	December 2023	4,209,906	(247,766)
U.S. Treasury Ultra Bonds	56	December 2023	6,646,500	(525,833)
			$662,844,961	$(8,670,996)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$69,500,000	$16	$301,892	$301,908
CPURNSA	Receive	2.88%	12/2/23	$30,000,000	92	200,995	201,087
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(738)	5,380,019	5,379,281
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	656,307	656,832
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	585	1,899,643	1,900,228
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	5,365,701	5,366,506
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	5,398,401	5,399,206
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	403	2,618,671	2,619,074
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	501	6,947	7,448
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	513	9,643	10,156
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	656	(65,624)	(64,968)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,561,229	3,560,454
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	3,649,910	3,649,146
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	3,129,864	3,129,126
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	573,717	573,174
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	884,202	884,751
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	780	(135,820)	(135,040)
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	649	87,424	88,073
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	746	(35,934)	(35,188)
					$4,067	$33,487,187	$33,491,254

9

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	$314,685
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	345,835
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	497,128
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(2,349,169)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(483,891)
						$(1,675,412)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,915,371.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $159,220,466, which represented 5.8% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $250,299.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,122,887,504)	$2,759,252,857
Receivable for investments sold	1,284,370
Receivable for capital shares sold	1,425,618
Receivable for variation margin on futures contracts	1,076,818
Unrealized appreciation on forward foreign currency exchange contracts	22,602
Swap agreements, at value	1,157,648
Interest receivable	6,618,973
2,770,838,886

Liabilities
Payable for investments purchased	19,912,266
Payable for capital shares redeemed	2,768,644
Payable for variation margin on swap agreements	669,447
Swap agreements, at value	2,833,060
Accrued management fees	541,277
Distribution and service fees payable	39,901
26,764,595

Net Assets	$2,744,074,291

Net Assets Consist of:
Capital paid in	$3,117,861,307
Distributable earnings (loss)	(373,787,016)
$2,744,074,291

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$743,484,070	72,554,047	$10.25
I Class	$230,519,425	22,528,393	$10.23
Y Class	$60,225,378	5,882,974	$10.24
A Class	$91,326,362	8,941,761	$10.21
C Class	$9,043,094	887,888	$10.18
R Class	$31,023,580	3,023,556	$10.26
R5 Class	$178,146,218	17,402,276	$10.24
R6 Class	$483,138,822	47,215,105	$10.23
G Class	$917,167,342	89,507,484	$10.25
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.69 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$73,112,861

Expenses:
Management fees	4,486,137
Interest expenses	1,048,538
Distribution and service fees:
A Class	124,587
C Class	47,197
R Class	82,258
Trustees' fees and expenses	115,923
5,904,640
Fees waived - G Class	(978,043)
4,926,597

Net investment income (loss)	68,186,264

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(19,832,189)
Forward foreign currency exchange contract transactions	(82,483)
Futures contract transactions	(26,653,495)
Swap agreement transactions	6,011,084
Foreign currency translation transactions	(104)
(40,557,187)

Change in net unrealized appreciation (depreciation) on:
Investments	(146,616,494)
Forward foreign currency exchange contracts	154,966
Futures contracts	(17,665,692)
Swap agreements	(5,827,779)
Translation of assets and liabilities in foreign currencies	(151)
(169,955,150)

Net realized and unrealized gain (loss)	(210,512,337)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(142,326,073)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$68,186,264	$185,401,561
Net realized gain (loss)	(40,557,187)	(57,064,497)
Change in net unrealized appreciation (depreciation)	(169,955,150)	(363,071,584)
Net increase (decrease) in net assets resulting from operations	(142,326,073)	(234,734,520)

Distributions to Shareholders
From earnings:
Investor Class	(9,202,467)	(60,229,120)
I Class	(3,212,300)	(26,065,205)
Y Class	(799,211)	(4,232,105)
A Class	(1,018,555)	(7,333,135)
C Class	(62,664)	(591,504)
R Class	(301,588)	(2,370,828)
R5 Class	(2,442,307)	(16,353,447)
R6 Class	(6,530,397)	(36,794,001)
G Class	(12,686,353)	(61,155,330)
Decrease in net assets from distributions	(36,255,842)	(215,124,675)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(97,444,650)	(76,105,304)

Net increase (decrease) in net assets	(276,026,565)	(525,964,499)

Net Assets
Beginning of period	3,020,100,856	3,546,065,355
End of period	$2,744,074,291	$3,020,100,856

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Inflation-Adjusted Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to provide total return and inflation protection consistent with investment in inflation-indexed securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

14

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 25% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
Y Class		0.0500% to 0.1100%	0.26%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%
R6 Class		0.0000% to 0.0600%	0.21%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.21%.

16

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $152,261,997, of which $148,072,229 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $189,028,882, of which $168,526,269 represented U.S. Treasury and Government Agency obligations.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,861,664	$19,796,231	9,715,412	$111,251,384
Issued in reinvestment of distributions	843,656	8,968,069	5,395,138	58,803,633
Redeemed	(7,762,076)	(82,438,429)	(21,574,750)	(245,792,672)
	(5,056,756)	(53,674,129)	(6,464,200)	(75,737,655)
I Class
Sold	2,716,095	28,439,787	11,477,536	130,938,924
Issued in reinvestment of distributions	263,607	2,796,875	2,021,673	22,057,037
Redeemed	(7,534,080)	(79,827,327)	(26,174,441)	(293,749,458)
	(4,554,378)	(48,590,665)	(12,675,232)	(140,753,497)
Y Class
Sold	915,836	9,700,544	1,662,551	18,387,008
Issued in reinvestment of distributions	74,617	791,691	389,518	4,226,465
Redeemed	(902,611)	(9,478,855)	(1,340,616)	(15,217,466)
	87,842	1,013,380	711,453	7,396,007
A Class
Sold	1,177,251	12,464,791	2,691,270	30,397,428
Issued in reinvestment of distributions	57,720	611,829	393,655	4,275,729
Redeemed	(1,962,044)	(20,749,744)	(3,824,117)	(43,076,498)
	(727,073)	(7,673,124)	(739,192)	(8,403,341)
C Class
Sold	151,364	1,606,534	277,006	3,088,476
Issued in reinvestment of distributions	4,355	46,115	33,409	361,559
Redeemed	(156,497)	(1,664,587)	(464,767)	(5,284,777)
	(778)	(11,938)	(154,352)	(1,834,742)
R Class
Sold	357,915	3,813,950	1,131,611	13,222,135
Issued in reinvestment of distributions	28,104	299,590	216,058	2,358,200
Redeemed	(535,670)	(5,714,673)	(1,454,748)	(16,668,710)
	(149,651)	(1,601,133)	(107,079)	(1,088,375)
R5 Class
Sold	1,848,578	19,746,761	4,318,266	49,322,373
Issued in reinvestment of distributions	214,712	2,278,091	1,401,482	15,279,473
Redeemed	(3,885,511)	(41,322,268)	(9,970,158)	(113,093,426)
	(1,822,221)	(19,297,416)	(4,250,410)	(48,491,580)
R6 Class
Sold	5,978,352	63,411,295	17,293,426	196,607,180
Issued in reinvestment of distributions	508,386	5,388,894	2,774,226	30,133,718
Redeemed	(8,761,466)	(93,005,004)	(14,877,118)	(168,750,963)
	(2,274,728)	(24,204,815)	5,190,534	57,989,935
G Class
Sold	5,996,891	63,890,062	11,160,671	123,995,844
Issued in reinvestment of distributions	1,195,698	12,686,353	5,619,789	61,155,330
Redeemed	(1,912,922)	(19,981,225)	(4,320,943)	(50,333,230)
	5,279,667	56,595,190	12,459,517	134,817,944
Net increase (decrease)	(9,218,076)	$(97,444,650)	(6,028,961)	$(76,105,304)

18

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,512,463,407	—
Collateralized Loan Obligations	—	52,906,125	—
Asset-Backed Securities	—	34,790,231	—
U.S. Government Agency Mortgage-Backed Securities	—	27,887,345	—
Corporate Bonds	—	18,598,055	—
Commercial Mortgage-Backed Securities	—	11,969,379	—
Collateralized Mortgage Obligations	—	9,031,912	—
Short-Term Investments	$101,683	91,504,720	—
	$101,683	$2,759,151,174	—
Other Financial Instruments
Futures Contracts	$96,805	—	—
Swap Agreements	—	$34,884,098	—
Forward Foreign Currency Exchange Contracts	—	22,602	—
	$96,805	$34,906,700	—

Liabilities
Other Financial Instruments
Futures Contracts	$8,767,801	—	—
Swap Agreements	—	$3,068,256	—
	$8,767,801	$3,068,256	—

19

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $9,558,626.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $684,931,675 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $547,150,000.

20

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$22,602	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,076,818	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$669,447
Other Contracts	Swap agreements	1,157,648	Swap agreements	2,833,060
		$2,257,068		$3,502,507
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$(82,483)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$154,966
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(26,653,495)	Change in net unrealized appreciation (depreciation) on futures contracts	(17,665,692)
Other Contracts	Net realized gain (loss) on swap agreement transactions	6,011,084	Change in net unrealized appreciation (depreciation) on swap agreements	(5,827,779)
		$(20,724,894)		$(23,338,505)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

21

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,126,851,461
Gross tax appreciation of investments	$3,975,760
Gross tax depreciation of investments	(371,574,364)
Net tax appreciation (depreciation) of investments	$(367,598,604)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(35,594,186) and accumulated long-term capital losses of $(12,723,433), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
22

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$10.90	0.24	(0.77)	(0.53)	(0.12)	$10.25	(4.88)%	0.54%(4)	0.54%(4)	4.49%(4)	4.49%(4)	6%	$743,484
2023	$12.53	0.66	(1.52)	(0.86)	(0.77)	$10.90	(6.76)%	0.51%	0.51%	5.72%	5.72%	18%	$846,252
2022	$12.49	0.68	(0.06)	0.62	(0.58)	$12.53	4.89%	0.46%	0.46%	5.30%	5.30%	30%	$1,053,464
2021	$11.63	0.17	0.84	1.01	(0.15)	$12.49	8.70%	0.47%	0.47%	1.46%	1.46%	22%	$965,896
2020	$11.39	0.32	0.20	0.52	(0.28)	$11.63	4.62%	0.47%	0.47%	2.70%	2.70%	24%	$929,682
2019	$11.54	0.24	(0.06)	0.18	(0.33)	$11.39	1.63%	0.47%	0.47%	2.17%	2.17%	21%	$1,101,609
I Class
2023(3)	$10.89	0.25	(0.78)	(0.53)	(0.13)	$10.23	(4.93)%	0.44%(4)	0.44%(4)	4.59%(4)	4.59%(4)	6%	$230,519
2023	$12.51	0.70	(1.54)	(0.84)	(0.78)	$10.89	(6.59)%	0.41%	0.41%	5.82%	5.82%	18%	$294,877
2022	$12.48	0.69	(0.07)	0.62	(0.59)	$12.51	4.92%	0.36%	0.36%	5.40%	5.40%	30%	$497,514
2021	$11.61	0.20	0.83	1.03	(0.16)	$12.48	8.91%	0.37%	0.37%	1.56%	1.56%	22%	$380,580
2020	$11.38	0.31	0.22	0.53	(0.30)	$11.61	4.64%	0.37%	0.37%	2.80%	2.80%	24%	$203,093
2019	$11.53	0.29	(0.10)	0.19	(0.34)	$11.38	1.73%	0.37%	0.37%	2.27%	2.27%	21%	$149,791

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$10.89	0.25	(0.77)	(0.52)	(0.13)	$10.24	(4.79)%	0.34%(4)	0.34%(4)	4.69%(4)	4.69%(4)	6%	$60,225
2023	$12.52	0.65	(1.49)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$63,121
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$63,634
2021	$11.62	0.21	0.82	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$52,784
2020	$11.38	0.30	0.25	0.55	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$28,234
2019	$11.53	0.25	(0.05)	0.20	(0.35)	$11.38	1.83%	0.27%	0.27%	2.37%	2.37%	21%	$13,802
A Class
2023(3)	$10.87	0.22	(0.77)	(0.55)	(0.11)	$10.21	(5.09)%	0.79%(4)	0.79%(4)	4.24%(4)	4.24%(4)	6%	$91,326
2023	$12.49	0.62	(1.50)	(0.88)	(0.74)	$10.87	(6.93)%	0.76%	0.76%	5.47%	5.47%	18%	$105,092
2022	$12.46	0.66	(0.09)	0.57	(0.54)	$12.49	4.55%	0.71%	0.71%	5.05%	5.05%	30%	$130,021
2021	$11.59	0.14	0.85	0.99	(0.12)	$12.46	8.55%	0.72%	0.72%	1.21%	1.21%	22%	$155,704
2020	$11.36	0.29	0.19	0.48	(0.25)	$11.59	4.28%	0.72%	0.72%	2.45%	2.45%	24%	$148,184
2019	$11.50	0.22	(0.06)	0.16	(0.30)	$11.36	1.46%	0.72%	0.72%	1.92%	1.92%	21%	$153,652

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$10.84	0.18	(0.77)	(0.59)	(0.07)	$10.18	(5.35)%	1.54%(4)	1.54%(4)	3.49%(4)	3.49%(4)	6%	$9,043
2023	$12.46	0.56	(1.52)	(0.96)	(0.66)	$10.84	(7.66)%	1.51%	1.51%	4.72%	4.72%	18%	$9,635
2022	$12.43	0.54	(0.06)	0.48	(0.45)	$12.46	3.77%	1.46%	1.46%	4.30%	4.30%	30%	$12,996
2021	$11.60	0.05	0.84	0.89	(0.06)	$12.43	7.73%	1.47%	1.47%	0.46%	0.46%	22%	$7,698
2020	$11.36	0.21	0.20	0.41	(0.17)	$11.60	3.49%	1.47%	1.47%	1.70%	1.70%	24%	$7,134
2019	$11.51	0.14	(0.07)	0.07	(0.22)	$11.36	0.70%	1.47%	1.47%	1.17%	1.17%	21%	$11,407
R Class
2023(3)	$10.92	0.21	(0.77)	(0.56)	(0.10)	$10.26	(5.18)%	1.04%(4)	1.04%(4)	3.99%(4)	3.99%(4)	6%	$31,024
2023	$12.55	0.59	(1.51)	(0.92)	(0.71)	$10.92	(7.21)%	1.01%	1.01%	5.22%	5.22%	18%	$34,651
2022	$12.51	0.61	(0.06)	0.55	(0.51)	$12.55	4.35%	0.96%	0.96%	4.80%	4.80%	30%	$41,155
2021	$11.65	0.11	0.84	0.95	(0.09)	$12.51	8.20%	0.97%	0.97%	0.96%	0.96%	22%	$28,398
2020	$11.41	0.26	0.21	0.47	(0.23)	$11.65	4.09%	0.97%	0.97%	2.20%	2.20%	24%	$23,721
2019	$11.55	0.17	(0.04)	0.13	(0.27)	$11.41	1.20%	0.97%	0.97%	1.67%	1.67%	21%	$26,748

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$10.89	0.25	(0.77)	(0.52)	(0.13)	$10.24	(4.79)%	0.34%(4)	0.34%(4)	4.69%(4)	4.69%(4)	6%	$178,146
2023	$12.52	0.69	(1.53)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$209,404
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$293,867
2021	$11.62	0.20	0.83	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$305,728
2020	$11.38	0.34	0.21	0.55	(0.31)	$11.62	4.84%	0.27%	0.27%	2.90%	2.90%	24%	$273,591
2019	$11.53	0.28	(0.08)	0.20	(0.35)	$11.38	1.83%	0.27%	0.27%	2.37%	2.37%	21%	$327,939
R6 Class
2023(3)	$10.89	0.25	(0.77)	(0.52)	(0.14)	$10.23	(4.86)%	0.29%(4)	0.29%(4)	4.74%(4)	4.74%(4)	6%	$483,139
2023	$12.51	0.66	(1.48)	(0.82)	(0.80)	$10.89	(6.45)%	0.26%	0.26%	5.97%	5.97%	18%	$538,834
2022	$12.48	0.71	(0.07)	0.64	(0.61)	$12.51	5.07%	0.21%	0.21%	5.55%	5.55%	30%	$554,324
2021	$11.61	0.21	0.84	1.05	(0.18)	$12.48	9.08%	0.22%	0.22%	1.71%	1.71%	22%	$454,592
2020	$11.38	0.33	0.21	0.54	(0.31)	$11.61	4.80%	0.22%	0.22%	2.95%	2.95%	24%	$303,503
2019	$11.52	0.26	(0.04)	0.22	(0.36)	$11.38	1.98%	0.22%	0.22%	2.42%	2.42%	21%	$238,545

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$10.90	0.26	(0.76)	(0.50)	(0.15)	$10.25	(4.67)%	0.08%(4)	0.29%(4)	4.95%(4)	4.74%(4)	6%	$917,167
2023	$12.53	0.69	(1.50)	(0.81)	(0.82)	$10.90	(6.33)%	0.05%	0.26%	6.18%	5.97%	18%	$918,235
2022	$12.49	0.74	(0.07)	0.67	(0.63)	$12.53	5.37%	0.01%	0.21%	5.75%	5.55%	30%	$899,091
2021	$11.63	0.26	0.80	1.06	(0.20)	$12.49	9.20%	0.01%	0.22%	1.92%	1.71%	22%	$968,646
2020	$11.39	0.37	0.21	0.58	(0.34)	$11.63	5.11%	0.01%	0.22%	3.16%	2.95%	24%	$434,322
2019	$11.53	0.30	(0.06)	0.24	(0.38)	$11.39	2.19%	0.01%	0.22%	2.63%	2.42%	21%	$529,604

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90811 2311

Semiannual Report

September 30, 2023

Short-Term Government Fund
Investor Class (TWUSX)
I Class (ASGHX)
A Class (TWAVX)
C Class (TWACX)
R Class (TWARX)
R5 Class (TWUOX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	36.7%
Collateralized Mortgage Obligations	9.5%
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	4.2%
U.S. Government Agency Securities	3.0%
U.S. Government Agency Mortgage-Backed Securities	1.3%
Corporate Bonds	0.4%
Short-Term Investments	41.6%
Other Assets and Liabilities	(1.5)%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$993.30	$2.74	0.55%
I Class	$1,000	$993.80	$2.24	0.45%
A Class	$1,000	$992.10	$3.98	0.80%
C Class	$1,000	$989.00	$7.71	1.55%
R Class	$1,000	$991.90	$5.23	1.05%
R5 Class	$1,000	$995.40	$1.75	0.35%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
I Class	$1,000	$1,022.75	$2.28	0.45%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%
R5 Class	$1,000	$1,023.25	$1.77	0.35%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 36.7%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	$3,930,900	$3,893,339
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	559,425	520,355
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	309,627	300,715
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	101,929	96,948
U.S. Treasury Notes, 2.50%, 4/30/24(1)	1,100,000	1,081,339
U.S. Treasury Notes, 1.125%, 2/28/25	2,300,000	2,171,254
U.S. Treasury Notes, 4.125%, 6/15/26	6,000,000	5,889,375
U.S. Treasury Notes, 0.875%, 6/30/26	6,600,000	5,939,484
U.S. Treasury Notes, 4.50%, 7/15/26	16,000,000	15,853,750
U.S. Treasury Notes, 4.375%, 8/15/26	10,500,000	10,370,391
U.S. Treasury Notes, 4.625%, 9/15/26	20,000,000	19,903,125
U.S. Treasury Notes, 0.875%, 9/30/26	4,000,000	3,569,844
TOTAL U.S. TREASURY SECURITIES (Cost $70,017,742)		69,589,919
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
FHLMC, Series 3114, Class FT, VRN, 5.78%, (30-day average SOFR plus 0.46%), 9/15/30	144,190	143,151
FHLMC, Series 3149, Class LF, VRN, 5.73%, (30-day average SOFR plus 0.41%), 5/15/36	600,670	591,870
FHLMC, Series 3200, Class FP, VRN, 5.63%, (30-day average SOFR plus 0.31%), 8/15/36	383,906	376,375
FHLMC, Series 3206, Class FE, VRN, 5.83%, (30-day average SOFR plus 0.51%), 8/15/36	147,620	141,540
FHLMC, Series 3213, Class LF, VRN, 5.65%, (30-day average SOFR plus 0.33%), 9/15/36	500,703	491,342
FHLMC, Series 3231, Class FA, VRN, 5.83%, (30-day average SOFR plus 0.51%), 10/15/36	163,130	160,091
FHLMC, Series 3301, Class FA, VRN, 5.73%, (30-day average SOFR plus 0.41%), 8/15/35	161,907	159,573
FHLMC, Series 3380, Class FP, VRN, 5.78%, (30-day average SOFR plus 0.46%), 11/15/36	192,435	189,820
FHLMC, Series 3508, Class PF, VRN, 6.28%, (30-day average SOFR plus 0.96%), 2/15/39	60,925	60,946
FHLMC, Series 3587, Class FB, VRN, 6.21%, (30-day average SOFR plus 0.89%), 2/15/36	195,769	195,184
FHLMC, Series J22F, Class A2, SEQ, 4.09%, 9/25/24	233,345	229,736
FHLMC, Series K043, Class A1, SEQ, 2.53%, 10/25/23	23,294	23,205
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	794,000	769,748
FHLMC, Series K045, Class A2, SEQ, 3.02%, 1/25/25	673,634	651,189
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,091,509	1,046,170
FHLMC, Series K725, Class A2, SEQ, 3.00%, 1/25/24	1,807,644	1,791,255
FHLMC, Series K726, Class A2, SEQ, 2.91%, 4/25/24	1,158,507	1,142,229
FHLMC, Series K727, Class A2, SEQ, 2.95%, 7/25/24	805,090	788,957
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	1,733,441	1,623,475
FHLMC, Series KF32, Class A, VRN, 5.80%, (30-day average SOFR plus 0.48%), 5/25/24	21,886	21,862
FHLMC, Series KF35, Class A, VRN, 5.78%, (30-day average SOFR plus 0.46%), 8/25/24	60,705	60,590
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	1,133,430	1,085,012
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	406,501	386,992
6

	Principal Amount/Shares	Value
FNMA, Series 2004-28, Class FE, VRN, 5.78%, (30-day average SOFR plus 0.46%), 5/25/34	$487,752	$485,085
FNMA, Series 2006-11, Class FA, VRN, 5.73%, (30-day average SOFR plus 0.41%), 3/25/36	173,547	170,916
FNMA, Series 2006-60, Class KF, VRN, 5.73%, (30-day average SOFR plus 0.41%), 7/25/36	445,626	440,059
FNMA, Series 2006-72, Class TE, VRN, 5.73%, (30-day average SOFR plus 0.41%), 8/25/36	189,047	186,076
FNMA, Series 2008-9, Class FA, VRN, 5.93%, (30-day average SOFR plus 0.61%), 2/25/38	649,342	644,074
FNMA, Series 2009-33, Class FB, VRN, 6.25%, (30-day average SOFR plus 0.93%), 3/25/37	240,641	241,195
FNMA, Series 2009-89, Class FD, VRN, 6.03%, (30-day average SOFR plus 0.71%), 5/25/36	118,571	118,291
FNMA, Series 2014-M9, Class A2, SEQ, VRN, 3.10%, 7/25/24	327,781	320,837
FNMA, Series 2016-11, Class FB, VRN, 4.68%, (30-day average SOFR plus 0.66%), 3/25/46	177,036	171,941
FNMA, Series 2016-M13, Class FA, VRN, 6.02%, (30-day average SOFR plus 0.78%), 11/25/23	7,057	7,029
FNMA, Series 2017-M10, Class AV2, SEQ, VRN, 2.62%, 7/25/24	643,320	629,763
FNMA, Series 2017-M15, Class AV2, SEQ, VRN, 2.62%, 11/25/24	402,988	390,957
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,921,669	1,736,131
GNMA, Series 2010-14, Class QF, VRN, 5.90%, (1-month SOFR plus 0.56%), 2/16/40	318,326	315,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,539,847)		17,988,430
ASSET-BACKED SECURITIES — 4.8%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 6.01%, (1-month SOFR plus 0.69%), 11/25/71	902,986	885,046
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 6.13%, (1-month SOFR plus 0.81%), 1/25/72	844,058	828,047
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.00%, (30-day average SOFR plus 0.68%), 11/25/70(2)	1,139,932	1,112,505
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 6.13%, (1-month SOFR plus 0.81%), 3/25/61	212,228	209,267
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 6.00%, (1-month SOFR plus 0.68%), 8/25/61	873,164	856,108
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	268,709	224,051
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 6.09%, (3-month SOFR plus 0.71%), 8/23/36(2)	1,179,473	1,157,089
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	474,832	420,902
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 6.00%, (1-month SOFR plus 0.68%), 9/25/61	988,324	963,951
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 6.00%, (1-month SOFR plus 0.68%), 10/25/61	1,588,285	1,542,952
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.96%, (30-day average SOFR plus 0.64%), 5/25/70(2)	874,271	858,621
TOTAL ASSET-BACKED SECURITIES (Cost $9,107,695)		9,058,539
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, SEQ, 3.37%, 10/10/47	568,758	556,676
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	590,277	572,449
7

	Principal Amount/Shares	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	$654,285	$634,356
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class B, 3.64%, 5/10/36(2)	469,000	466,463
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class C, 3.90%, 5/10/36(2)	580,351	577,461
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36(2)	295,810	294,566
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, SEQ, 4.15%, 1/10/36(2)	442,000	441,173
COMM Mortgage Trust, Series 2014-UBS5, Class A3, SEQ, 3.57%, 9/10/47	485,175	477,898
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	398,536	385,974
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	437,851	427,514
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	516,316	495,970
GS Mortgage Securities Trust, Series 2015-GC28, Class A4, SEQ, 3.14%, 2/10/48	431,935	421,328
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	706,242	671,915
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	654,000	623,832
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	526,706	508,148
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	450,972	432,993
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,992,548)		7,988,716
U.S. GOVERNMENT AGENCY SECURITIES — 3.0%
FHLB, 4.625%, 6/6/25	2,400,000	2,380,621
FHLB, 0.96%, 3/5/26	2,500,000	2,259,208
FHLB, 4.00%, 6/30/28	1,000,000	971,217
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,726,779)		5,611,046
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 5.02%, (1-year H15T1Y plus 2.25%), 9/1/35	51,962	52,685
FHLMC, VRN, 5.29%, (1-year H15T1Y plus 2.14%), 10/1/36	24,348	24,766
FHLMC, VRN, 4.99%, (1-year H15T1Y plus 2.26%), 4/1/37	21,625	21,888
FHLMC, VRN, 5.32%, (1-year RFUCC plus 1.82%), 5/1/40	17,898	17,455
FHLMC, VRN, 6.13%, (1-year RFUCC plus 1.88%), 7/1/40	24,800	24,720
FHLMC, VRN, 4.99%, (1-year RFUCC plus 1.80%), 9/1/40	9,936	9,847
FHLMC, VRN, 5.18%, (1-year RFUCC plus 1.88%), 5/1/41	38,119	37,244
FHLMC, VRN, 4.13%, (1-year RFUCC plus 1.88%), 10/1/41	122,101	120,362
FHLMC, VRN, 3.90%, (1-year RFUCC plus 1.65%), 12/1/42	56,696	56,174
FHLMC, VRN, 3.56%, (1-year RFUCC plus 1.63%), 1/1/44	112,977	114,197
FHLMC, VRN, 3.29%, (1-year RFUCC plus 1.62%), 6/1/44	63,576	63,227
FHLMC, VRN, 5.40%, (1-year RFUCC plus 1.60%), 10/1/44	28,613	28,795
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	50,929	51,111
FNMA, VRN, 3.41%, (1-year H15T1Y plus 2.28%), 5/1/25	2,851	2,798
FNMA, VRN, 6.00%, (6-month RFUCC plus 1.50%), 3/1/33	92,744	92,728
FNMA, VRN, 6.93%, (6-month RFUCC plus 1.57%), 6/1/35	64,416	65,455
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	102,025	103,583
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	43,606	44,323
8

	Principal Amount/Shares	Value
FNMA, VRN, 6.94%, (6-month RFUCC plus 1.57%), 6/1/35	$6,515	$6,619
FNMA, VRN, 6.69%, (6-month RFUCC plus 1.54%), 9/1/35	31,427	31,878
FNMA, VRN, 6.54%, (6-month RFUCC plus 1.55%), 3/1/36	107,638	108,933
FNMA, VRN, 4.00%, (1-year RFUCC plus 1.75%), 11/1/39	96,087	94,976
FNMA, VRN, 4.07%, (1-year RFUCC plus 1.69%), 1/1/40	7,106	7,043
FNMA, VRN, 6.04%, (1-year RFUCC plus 1.79%), 8/1/40	16,083	16,052
FNMA, VRN, 6.00%, (1-year RFUCC plus 1.75%), 7/1/41	15,096	14,832
FNMA, VRN, 4.68%, (1-year RFUCC plus 1.75%), 5/1/42	859,672	877,204
FNMA, VRN, 4.02%, (1-year RFUCC plus 1.53%), 3/1/43	14,888	14,501
FNMA, VRN, 5.83%, (1-year RFUCC plus 1.58%), 8/1/45	18,557	18,294
FNMA, VRN, 6.89%, (1-year RFUCC plus 1.61%), 4/1/46	64,223	65,572
FNMA, VRN, 7.11%, (1-year RFUCC plus 1.61%), 4/1/46	15,355	15,220
FNMA, VRN, 7.11%, (1-year RFUCC plus 1.61%), 5/1/46	92,144	91,530
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	58,101	54,511
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	53,383	50,047
FNMA, VRN, 5.85%, (1-year RFUCC plus 1.60%), 9/1/47	27,465	27,393
		2,425,963
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FNMA, 7.00%, 5/1/32	61,502	61,537
FNMA, 7.00%, 5/1/32	7,789	7,721
FNMA, 7.00%, 6/1/32	41,031	41,010
FNMA, 7.00%, 8/1/32	6,813	6,756
		117,024
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,597,802)		2,542,987
CORPORATE BONDS — 0.4%
Consumer Finance — 0.4%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $745,643)	764,167	740,330
SHORT-TERM INVESTMENTS — 41.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,234	3,234
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $784,600), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $765,819)		765,484
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $5,074,578), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $4,977,193)		4,975,000
		5,740,484
Treasury Bills(3) — 38.6%
U.S. Treasury Bills, 5.41%, 9/5/24	$77,000,000	73,242,980
TOTAL SHORT-TERM INVESTMENTS (Cost $79,013,162)		78,986,698
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $193,741,218)		192,506,665
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,802,432)
TOTAL NET ASSETS — 100.0%		$189,704,233

9

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	453	December 2023	$91,828,055	$(205,066)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	24	December 2023	$2,528,625	$(4,508)
U.S. Treasury 10-Year Notes	2	December 2023	216,125	1,855
U.S. Treasury 10-Year Ultra Notes	4	December 2023	446,250	13,521
U.S. Treasury Long Bonds	2	December 2023	227,563	7,789
			$3,418,563	$18,657
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$1,000,000	$14	$4,328	$4,342
CPURNSA	Receive	2.97%	10/14/23	$1,450,000	18	6,128	6,146
CPURNSA	Receive	2.97%	10/14/23	$1,450,000	17	6,128	6,145
					$49	$16,584	$16,633

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	Refinitiv USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $779,547.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,552,831, which represented 2.9% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $193,741,218)	$192,506,665
Receivable for investments sold	1,995,876
Receivable for capital shares sold	19,983
Receivable for variation margin on futures contracts	38,934
Interest receivable	518,385
195,079,843

Liabilities
Payable for investments purchased	5,019,710
Payable for capital shares redeemed	257,857
Accrued management fees	81,006
Distribution and service fees payable	3,989
Dividends payable	13,048
5,375,610

Net Assets	$189,704,233

Net Assets Consist of:
Capital paid in	$206,634,744
Distributable earnings (loss)	(16,930,511)
$189,704,233

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$133,069,252	14,794,988	$8.99
I Class	$31,134,517	3,462,955	$8.99
A Class	$5,060,282	562,275	$9.00
C Class	$2,281,748	258,138	$8.84
R Class	$2,452,994	273,549	$8.97
R5 Class	$15,705,440	1,745,752	$9.00
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.21 (net asset value divided by 0.9775). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,785,327

Expenses:
Management fees	542,170
Distribution and service fees:
A Class	6,777
C Class	13,469
R Class	7,476
Trustees' fees and expenses	9,076
Other expenses	2,462
581,430

Net investment income (loss)	4,203,897

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,229,164)
Futures contract transactions	(2,135,018)
Swap agreement transactions	(764)
(5,364,946)

Change in net unrealized appreciation (depreciation) on:
Investments	(24,778)
Futures contracts	(301,176)
Swap agreements	(3,395)
(329,349)

Net realized and unrealized gain (loss)	(5,694,295)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,490,398)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$4,203,897	$4,900,029
Net realized gain (loss)	(5,364,946)	(8,314,784)
Change in net unrealized appreciation (depreciation)	(329,349)	2,645,149
Net increase (decrease) in net assets resulting from operations	(1,490,398)	(769,606)

Distributions to Shareholders
From earnings:
Investor Class	(2,662,977)	(3,157,802)
I Class	(1,030,419)	(1,269,693)
A Class	(98,723)	(112,837)
C Class	(36,540)	—
R Class	(50,403)	(47,510)
R5 Class	(303,119)	(533,857)
Decrease in net assets from distributions	(4,182,181)	(5,121,699)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(146,636,326)	132,715,463

Net increase (decrease) in net assets	(152,308,905)	126,824,158

Net Assets
Beginning of period	342,013,138	215,188,980
End of period	$189,704,233	$342,013,138

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short-Term Government Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income while maintaining safety of principal.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

14

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $223,832,793, of which $214,852,759 represented U.S. Treasury and Government Agency obligations.

16

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 totaled $394,591,246, of which $393,571,423 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	650,159	$5,938,395	3,100,207	$28,650,132
Issued in reinvestment of distributions	285,399	2,590,185	334,554	3,085,962
Redeemed	(1,218,368)	(11,098,153)	(4,526,664)	(41,830,597)
	(282,810)	(2,569,573)	(1,091,903)	(10,094,503)
I Class
Sold	1,014,878	9,292,170	23,189,863	214,859,100
Issued in reinvestment of distributions	113,121	1,030,382	137,695	1,269,693
Redeemed	(16,671,997)	(153,048,958)	(6,265,376)	(57,791,370)
	(15,543,998)	(142,726,406)	17,062,182	158,337,423
A Class
Sold	34,433	315,504	159,686	1,478,399
Issued in reinvestment of distributions	10,853	98,580	12,101	111,661
Redeemed	(92,836)	(844,665)	(280,431)	(2,605,667)
	(47,550)	(430,581)	(108,644)	(1,015,607)
C Class
Sold	133,621	1,211,353	67,233	608,896
Issued in reinvestment of distributions	4,100	36,540	—	—
Redeemed	(124,315)	(1,112,582)	(104,939)	(942,761)
	13,406	135,311	(37,706)	(333,865)
R Class
Sold	30,577	278,554	291,140	2,684,498
Issued in reinvestment of distributions	5,482	49,646	5,139	47,050
Redeemed	(130,249)	(1,181,899)	(257,288)	(2,372,064)
	(94,190)	(853,699)	38,991	359,484
R5 Class
Sold	1,154,417	10,467,071	555,796	5,132,677
Issued in reinvestment of distributions	33,374	302,976	57,769	533,857
Redeemed	(1,202,751)	(10,961,425)	(2,184,814)	(20,204,003)
	(14,960)	(191,378)	(1,571,249)	(14,537,469)
Net increase (decrease)	(15,970,102)	$(146,636,326)	14,291,671	$132,715,463

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).
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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$69,589,919	—
Collateralized Mortgage Obligations	—	17,988,430	—
Asset-Backed Securities	—	9,058,539	—
Commercial Mortgage-Backed Securities	—	7,988,716	—
U.S. Government Agency Securities	—	5,611,046	—
U.S. Government Agency Mortgage-Backed Securities	—	2,542,987	—
Corporate Bonds	—	740,330	—
Short-Term Investments	$3,234	78,983,464	—
	$3,234	$192,503,431	—
Other Financial Instruments
Futures Contracts	$23,165	—	—
Swap Agreements	—	$16,633	—
	$23,165	$16,633	—

Liabilities
Other Financial Instruments
Futures Contracts	$209,574	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $88,640,936 futures contracts purchased and $2,789,439 futures contracts sold.

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Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $3,900,000.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Interest Rate Risk	Receivable for variation margin on futures contracts*	$38,934	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(2,135,018)	Change in net unrealized appreciation (depreciation) on futures contracts	$(301,176)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(764)	Change in net unrealized appreciation (depreciation) on swap agreements	(3,395)
		$(2,135,782)		$(304,571)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$193,868,111
Gross tax appreciation of investments	$124,333
Gross tax depreciation of investments	(1,485,779)
Net tax appreciation (depreciation) of investments	$(1,361,446)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(5,556,260) and accumulated long-term capital losses of $(4,291,951), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.23	0.18	(0.24)	(0.06)	(0.18)	—	(0.18)	$8.99	(0.67)%	0.55%(4)	3.88%(4)	145%	$133,069
2023	$9.45	0.19	(0.21)	(0.02)	(0.20)	—	(0.20)	$9.23	(0.18)%	0.55%	2.09%	238%	$139,180
2022	$9.81	0.04	(0.30)	(0.26)	(0.04)	(0.06)	(0.10)	$9.45	(2.61)%	0.54%	0.40%	229%	$152,845
2021	$9.75	0.03	0.08	0.11	(0.05)	—	(0.05)	$9.81	1.09%	0.55%	0.27%	162%	$197,813
2020	$9.48	0.14	0.28	0.42	(0.15)	—	(0.15)	$9.75	4.48%	0.55%	1.47%	206%	$213,672
2019	$9.45	0.17	0.04	0.21	(0.18)	—	(0.18)	$9.48	2.25%	0.55%	1.81%	128%	$159,683
I Class
2023(3)	$9.23	0.18	(0.24)	(0.06)	(0.18)	—	(0.18)	$8.99	(0.62)%	0.45%(4)	3.98%(4)	145%	$31,135
2023	$9.44	0.21	(0.21)	—	(0.21)	—	(0.21)	$9.23	0.02%	0.45%	2.19%	238%	$175,341
2022	$9.80	0.05	(0.30)	(0.25)	(0.05)	(0.06)	(0.11)	$9.44	(2.51)%	0.44%	0.50%	229%	$18,367
2021	$9.75	0.03	0.08	0.11	(0.06)	—	(0.06)	$9.80	1.09%	0.45%	0.37%	162%	$36,987
2020	$9.48	0.14	0.29	0.43	(0.16)	—	(0.16)	$9.75	4.59%	0.45%	1.57%	206%	$23,045
2019	$9.45	0.18	0.04	0.22	(0.19)	—	(0.19)	$9.48	2.35%	0.45%	1.91%	128%	$3,347

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.24	0.17	(0.24)	(0.07)	(0.17)	—	(0.17)	$9.00	(0.79)%	0.80%(4)	3.63%(4)	145%	$5,060
2023	$9.46	0.17	(0.21)	(0.04)	(0.18)	—	(0.18)	$9.24	(0.43)%	0.80%	1.84%	238%	$5,633
2022	$9.81	0.01	(0.29)	(0.28)	(0.01)	(0.06)	(0.07)	$9.46	(2.78)%	0.79%	0.15%	229%	$6,795
2021	$9.76	—(5)	0.07	0.07	(0.02)	—	(0.02)	$9.81	0.75%	0.80%	0.02%	162%	$10,876
2020	$9.48	0.11	0.30	0.41	(0.13)	—	(0.13)	$9.76	4.33%	0.80%	1.22%	206%	$8,987
2019	$9.45	0.14	0.05	0.19	(0.16)	—	(0.16)	$9.48	1.99%	0.80%	1.56%	128%	$5,293
C Class
2023(3)	$9.06	0.13	(0.23)	(0.10)	(0.12)	—	(0.12)	$8.84	(1.10)%	1.55%(4)	2.88%(4)	145%	$2,282
2023	$9.17	0.09	(0.20)	(0.11)	—	—	—	$9.06	(1.20)%	1.55%	1.09%	238%	$2,218
2022	$9.58	(0.06)	(0.29)	(0.35)	—(5)	(0.06)	(0.06)	$9.17	(3.62)%	1.54%	(0.60)%	229%	$2,591
2021	$9.57	(0.07)	0.08	0.01	—(5)	—	—(5)	$9.58	0.11%	1.55%	(0.73)%	162%	$2,335
2020	$9.29	0.05	0.27	0.32	(0.04)	—	(0.04)	$9.57	3.46%	1.55%	0.47%	206%	$2,991
2019	$9.18	0.09	0.02	0.11	—(5)	—	—(5)	$9.29	1.20%	1.55%	0.81%	128%	$2,679
R Class
2023(3)	$9.20	0.15	(0.22)	(0.07)	(0.16)	—	(0.16)	$8.97	(0.81)%	1.05%(4)	3.38%(4)	145%	$2,453
2023	$9.40	0.15	(0.22)	(0.07)	(0.13)	—	(0.13)	$9.20	(0.74)%	1.05%	1.59%	238%	$3,385
2022	$9.76	(0.01)	(0.29)	(0.30)	—(5)	(0.06)	(0.06)	$9.40	(3.04)%	1.04%	(0.10)%	229%	$3,090
2021	$9.72	(0.03)	0.08	0.05	(0.01)	—	(0.01)	$9.76	0.52%	1.05%	(0.23)%	162%	$3,172
2020	$9.44	0.07	0.31	0.38	(0.10)	—	(0.10)	$9.72	4.09%	1.05%	0.97%	206%	$1,995
2019	$9.41	0.13	0.03	0.16	(0.13)	—	(0.13)	$9.44	1.74%	1.05%	1.31%	128%	$301

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$9.23	0.19	(0.23)	(0.04)	(0.19)	—	(0.19)	$9.00	(0.46)%	0.35%(4)	4.08%(4)	145%	$15,705
2023	$9.45	0.20	(0.20)	—	(0.22)	—	(0.22)	$9.23	0.01%	0.35%	2.29%	238%	$16,257
2022	$9.81	0.06	(0.30)	(0.24)	(0.06)	(0.06)	(0.12)	$9.45	(2.41)%	0.34%	0.60%	229%	$31,501
2021	$9.75	0.05	0.08	0.13	(0.07)	—	(0.07)	$9.81	1.29%	0.35%	0.47%	162%	$24,972
2020	$9.48	0.16	0.28	0.44	(0.17)	—	(0.17)	$9.75	4.69%	0.35%	1.67%	206%	$25,528
2019	$9.45	0.19	0.04	0.23	(0.20)	—	(0.20)	$9.48	2.45%	0.35%	2.01%	128%	$23,847

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Contact Us	americancentury.com
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American Century Government Income Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90812 2311

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 29, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2023